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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

Semi-Annual Report

February 28, 2013

California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2013

About Your Fund’s Expenses	1
Top Holdings and Sector Breakdowns	3
Portfolio of Investments	7
Statements of Assets & Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	49
Board of Trustees and Executive Officers	56
Board Approval of the Investment Advisory Agreements	57

About Your Fund’s Expenses (Unaudited) February 28, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A shares. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,020	$3.63	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.63	0.72%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.64	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.67	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$992	$3.68	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.73	0.74%
K Shares
Based on Actual Fund Return	$1,000	$989	$6.15	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.24	1.24%
A Shares
Based on Actual Fund Return	$1,000	$991	$4.91	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.99	0.99%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$999	$2.94	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.97	0.59%
K Shares
Based on Actual Fund Return	$1,000	$996	$5.42	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.49	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.64	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.67	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.19	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.14	1.03%

About Your Fund’s Expenses (Unaudited) February 28, 2013 (Continued)

Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,090	$1.88	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.82	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,087	$4.47	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.33	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,141	$3.10	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.92	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,138	$5.76	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.44	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,121	$3.91	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.73	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,118	$6.55	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.24	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,107	$4.62	0.88%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.43	0.88%
K Shares
Based on Actual Fund Return	$1,000	$1,104	$7.34	1.38%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.49	1.38%
A Shares
Based on Actual Fund Return	$1,000	$1,106	$5.88	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.64	1.12%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,110	$5.21	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,107	$7.88	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.55	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,003	$2.45	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.47	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$4.94	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$4.99	0.99%

*
Expenses are equal to the Fund’s net annual expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2013

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY	Bunker Hill Project; Series A	$4,255,240	4.0%
2	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,719,762	3.5%
3	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,693,660	3.5%
4	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Multiple Project Revenue Bonds; Series 1989	3,660,106	3.5%
5	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,480,210	3.3%
6	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,450,300	3.3%
7	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	3,375,441	3.2%
8	CALIFORNIA, STATE OF	Variable Purpose	3,336,690	3.1%
9	CALIFORNIA, STATE OF	General Obligation Bonds; 2005	3,255,270	3.1%
10	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,184,140	3.0%

California Insured Intermediate Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill, DN	03/14/2013	$4,299,764	100.0%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY	John Muir Health Revenue Bonds; Series 2008C	$2,000,000	5.0%
2	IRVINE IMPROVEMENT BOND ACT 1915	Assessment District No 97-17	2,000,000	5.0%
3	LOS ANGELES DEPARTMENT OF WATER AND POWER	Water System; Subseries B-3	2,000,000	5.0%
4	CALIFORNIA MUNICIPAL FINANCE AUTHORITY	Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,900,000	4.7%
5	METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA	Water Revenue Bonds, 2000 Authorization; Series B-3	1,775,000	4.4%
6	EASTERN MUNICIPAL WATER DISTRICT	Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,700,000	4.2%
7	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	California Institute of Technology; 2006 Series B	1,600,000	4.0%
8	IRVINE RANCH WATER DISTRICT	General Obligations Bonds; Consolidated Series 1993	1,600,000	4.0%
9	SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION	Sales Tax Revenue Bonds; 2008 Series B	1,515,000	3.8%
10	ORANGE COUNTY WATER DISTRICT	Certificates of Participation; 2003 Series A	1,500,000	3.7%
	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,500,000	3.7%
	WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY	Water Revenue Bonds, Series 2012A	1,500,000	3.7%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2013

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	6/30/2017	$4,754,407	13.4%
2	United States Treasury Note	11/15/2018	4,633,124	13.0%
3	United States Treasury Note	2/15/2015	4,078,916	11.5%
4	United States Treasury Bond	5/15/2016	3,654,141	10.3%
5	United States Treasury Bond	5/15/2038	2,946,516	8.3%
6	United States Treasury Note	6/30/2013	2,830,845	8.0%
7	United States Treasury Note	5/15/2014	2,340,785	6.6%
8	United States Treasury Note	2/28/2018	1,646,720	4.6%
9	United States Treasury Note	10/31/2013	1,627,750	4.6%
10	United States Treasury Note	2/15/2019	1,433,453	4.0%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$1,991,141	20.3%
2	United States Treasury Note	6/15/2014	1,812,868	18.5%
3	United States Treasury Note	6/15/2015	1,804,360	18.4%
4	United States Treasury Note	1/31/2015	1,765,610	18.0%
5	United States Treasury Note	1/31/2014	1,318,993	13.5%
6	United States Treasury Note	6/15/2013	802,438	8.2%
7	Government National Mortgage Association	11/20/2034	190,163	1.9%
8	Government National Mortgage Association	6/20/2034	114,030	1.2%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill, DN	4/25/2013	$12,698,593	17.9%
2	United States Treasury Bill, DN	3/21/2013	11,999,680	16.9%
3	United States Treasury Bill, DN	3/28/2013	11,799,675	16.6%
4	United States Treasury Bill, DN	6/6/2013	10,797,221	15.2%
5	United States Treasury Bill, DN	5/9/2013	7,998,957	11.3%
6	United States Treasury Bill, DN	4/4/2013	7,199,588	10.1%
7	United States Treasury Bill, DN	5/23/2013	5,098,966	7.2%
8	United States Treasury Bill, DN	4/18/2013	3,399,672	4.8%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2013

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 4/11/2013, DN	$13,899,185	12.2%
2	Apple Inc.	3,044,336	2.7%
3	Exxon Mobil Corp	3,041,476	2.7%
4	General Electric Co	1,785,154	1.6%
5	Chevron Corp	1,682,743	1.5%
6	International Business Machines Corp	1,587,360	1.4%
7	Google Inc	1,561,539	1.4%
8	Johnson & Johnson	1,543,967	1.4%
9	Procter & Gamble Co	1,543,864	1.4%
10	Microsoft Corp	1,543,345	1.4%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Regeneron Pharmaceuticals, Inc	$1,406,808	1.0%
2	HollyFrontier Corp	1,286,418	0.9%
3	Kansas City Southern	1,275,386	0.9%
4	Equinix, Inc	1,146,178	0.8%
5	Ametek Inc	1,134,597	0.8%
6	Vertex Pharmaceuticals, Inc	1,109,587	0.8%
7	Church & Dwight Inc	969,984	0.7%
8	United States T-Bill 04/18/2013, DN	899,876	0.6%
9	Alliance Data Systems Corp	894,694	0.6%
10	The Macerich Co REIT	893,956	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 4/11/2013, DN	$599,965	1.5%
2	United States T-Bill 04/18/2013, DN	299,959	0.8%
3	Kilroy Realty Corp REIT	277,729	0.7%
4	Tanger Outlet Center REIT	235,914	0.6%
5	Brunswick Corp	224,616	0.6%
6	Cymer Inc	215,163	0.5%
7	ProAssurance Corp	206,410	0.5%
8	Eagle Materials Inc	205,149	0.5%
9	Mid-America Apart. REIT	203,181	0.5%
10	Toro Co	197,899	0.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2013

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$6,621,787	3.9%
2	JPMorgan Chase & Co	5,390,886	3.2%
3	Exxon Mobil Corp	4,203,119	2.5%
4	Goldman Sachs Group	4,155,840	2.4%
5	Apple Inc.	3,840,180	2.3%
6	Procter & Gamble Co	3,624,644	2.1%
7	Johnson & Johnson	3,333,618	2.0%
8	PPG Industries Inc	3,272,238	1.9%
9	Verizon Comm.	3,175,300	1.9%
10	Home Depot Inc	3,161,275	1.9%

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Nestle SA ADR	$868,468	6.8%
2	Siemens AG	854,628	6.7%
3	Novartis AG ADR	729,325	5.7%
4	HSBC Holdings PLC	641,164	5.0%
5	Vodafone Group PLC ADR	584,078	4.6%
6	Roche Holding AG ADR	552,588	4.3%
7	BP PLC	520,190	4.1%
8	Royal Dutch Shell	473,993	3.7%
9	Anheuser-Busch InBev ADR	441,753	3.4%
10	Brit American Tob. ADR	427,548	3.3%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc.	$6,478,869	12.5%
2	Microsoft Corp	3,566,601	6.9%
3	United States T-Bill 4/11/2013, DN	2,899,830	5.6%
4	Google Inc	2,605,502	5.0%
5	Oracle Corp	2,259,653	4.3%
6	Amazon.Com Inc	1,915,429	3.7%
7	Qualcomm Inc	1,796,556	3.5%
8	Cisco Systems Inc	1,794,122	3.4%
9	Intel Corp	1,676,799	3.2%
10	Comcast Corp	1,363,603	2.6%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (95.87%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$569,685
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,285,720
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,693,660
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.000%	5/1/2019	1,233,340
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,375,441
Revenue Bonds, Series 2009A	2,500,000	5.250%	10/1/2038	2,950,975
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	1,480,000	5.500%	10/1/2014	1,557,064
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,156,820
General Obligation Bonds; 2005	3,000,000	5.000%	5/1/2027	3,255,270
Variable Purpose	3,000,000	5.000%	4/1/2038	3,336,690
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Revenue Bonds, Series 2012A	1,100,000	4.000%	11/1/2030	1,190,783
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,277,220
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,719,761
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,198,780
KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,006,612
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,255,240
LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue Bonds, 2012 Series A	1,985,000	5.000%	7/1/2037	2,308,019
Revenue bonds, 2011 Series A	1,500,000	5.000%	7/1/2018	1,818,270
Revenue bonds, 2013 Series A	500,000	5.000%	7/1/2017	591,895
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.000%	7/1/2021	1,267,170
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,203,560
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,158,090
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,182,580
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	335,000	6.125%	7/1/2013	340,591
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,184,140
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,121,460
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	380,000	5.500%	2/1/2014	389,086
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.000%	8/1/2018	1,200,340
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,380,000	4.000%	9/1/2020	1,632,292
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,480,210
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,154,920
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	1,016,470
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,078,220
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,831,599
SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.000%	6/15/2016	1,776,378

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Revenue bonds, 2013 Series A	$700,000	4.000%	10/1/2021	$827,876
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,658,347
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,102,680
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,816,990
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,359,923
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	1,188,275
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,366,960
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,089,590
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,660,106
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.000%	7/1/2023	1,229,550
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.000%	6/1/2020	1,406,729
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,450,300
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	689,032
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,231,260
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,789,735
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,434,938

Total Long-Term Securities (Cost $94,483,136)				101,100,642

VARIABLE RATE DEMAND NOTES* (4.65%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Pacific Gas and Electric Company Refunding Revenue Bonds	900,000	0.080%	3/1/2013	900,000
CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Pollution Control Revenue Refunding Bonds, Series 2005	1,000,000	0.070%	3/1/2013	1,000,000
Recovery Zone Facility Bonds	100,000	0.070%	3/1/2013	100,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Pollution Control Revenue Refunding Bonds, Series 2002	1,300,000	0.070%	3/1/2013	1,300,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Variable Rate Demand Revenue Bonds, 2001 Series B	100,000	0.070%	3/1/2013	100,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Series B-3	1,500,000	0.060%	3/1/2013	1,500,000

Total Variable Rate Demand Notes (Cost $4,900,000)				4,900,000

Total Investments (Cost $99,383,136) (a) (100.52%)				106,000,642
Liabilities in Excess of Other Assets (-0.52%)				(547,072)
Net Assets (100.00%)				$105,453,570

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

California Insured Intermediate Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bill, DN (b) (101.38%)	$4,300,000	3/14/2013	$4,299,764

Total United States Treasury Bill, DN (b) (Cost $4,300,228)			4,299,764

Total Investments (Cost $4,300,228) (101.38%)			4,299,764
Liabilities in Excess of Other Assets (-1.38%)			(58,504)
Net Assets (100.00%)			$4,241,260

(b) Discount Note. Yield to maturity is 0.12%.

California Tax-Free Money Market Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (2.52%)

SANTA BARBARA, COUNTY OF
Tax and Revnue Anticipation Notes, Series A	$1,000,000	2.000%	6/28/2013	$1,005,872

Total Tax & Revenue Anticipation Notes (Cost $1,005,872)				1,005,872

VARIABLE RATE DEMAND NOTES* (98.06%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds, 2008 Series E-1	1,000,000	0.060%	3/7/2013	1,000,000
San Francisco Bay Area Toll Bridge Revenue Bonds, 2007 Series D-2	600,000	0.090%	3/7/2013	600,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,600,000	0.080%	3/7/2013	1,600,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	1,000,000	0.080%	3/1/2013	1,000,000
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 D	1,000,000	0.050%	3/1/2013	1,000,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,900,000	0.070%	3/1/2013	1,900,000
Pollution Control Bonds; Chevron USA Inc.Proj (CA)	600,000	0.070%	3/1/2013	600,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	900,000	0.060%	3/1/2013	900,000
CALIFORNIA STATE
General Obligation Bond, Series 2005B3	1,400,000	0.090%	3/6/2013	1,400,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008C	2,000,000	0.080%	3/1/2013	2,000,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,000,000	0.100%	3/6/2013	1,000,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,700,000	0.090%	3/6/2013	1,700,000
IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 97-17	2,000,000	0.080%	3/1/2013	2,000,000
IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	1,600,000	0.060%	3/1/2013	1,600,000
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; 2002 Series A-7	600,000	0.080%	3/7/2013	600,000
Water System; Subseries B-3	2,000,000	0.060%	3/7/2013	2,000,000
Water System; Subseries B-2	200,000	0.070%	3/1/2013	200,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,775,000	0.060%	3/1/2013	1,775,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.090%	3/6/2013	1,260,000
ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,500,000	0.110%	3/6/2013	1,500,000
RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	985,000	0.160%	3/7/2013	985,000
SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
2008 Subordinate Lien Variable Rate Refunding Revenue Bonds; Series A	400,000	0.080%	3/1/2013	400,000

See accompanying notes to financial statements.

California Tax-Free Money Market Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Subordinated Electric Revenue Bonds, Series 2012 M	$1,200,000	0.090%	3/7/2013	$1,200,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	1,515,000	0.100%	3/7/2013	1,515,000
SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,000,000	0.110%	3/6/2013	1,000,000
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.080%	3/6/2013	1,000,000
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 2000 Measure A	1,300,000	0.090%	3/7/2013	1,300,000
Sales Tax Revenue Refunding Bonds, 2000 Measure A	600,000	0.080%	3/7/2013	600,000
SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.080%	3/7/2013	1,165,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,500,000	0.100%	3/6/2013	1,500,000
TRACY, CITY OF
Sycamore 7/03	1,400,000	0.120%	3/7/2013	1,400,000
WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY
Water Revenue Bonds, Series 2012A	1,500,000	0.090%	3/7/2013	1,500,000

Total Variable Rate Demand Notes (Cost $39,200,000)				39,200,000

Total Investments (Cost $40,205,872) (a) (100.58%)				40,205,872
Liabilities in Excess of Other Assets (-0.58%)				(230,135)
Net Assets (100.00%)				$39,975,737

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (8.16%)
	$6,205	6.000%	4/15/2014	$6,436
	14,264	6.000%	4/15/2014	14,795
	6,151	6.000%	4/15/2016	6,667
	28,159	6.500%	4/15/2016	30,729
	36,690	6.000%	5/15/2016	39,766
	298,996	5.000%	7/15/2020	328,533
	6,121	10.000%	9/15/2018	6,436
	146,613	5.500%	1/15/2025	161,695
	270,035	6.000%	1/15/2026	310,558
	829,958	5.500%	4/15/2036	910,925
	623,224	5.000%	3/15/2038	681,101
	372,111	6.000%	6/15/2038	421,615
Total Government National Mortgage Association (Cost $2,631,312)				2,919,256

United States Treasury Bills DN (b) (0.84%)
	300,000	0.000%	3/14/2013	299,990
Total United States Treasury Bills (Cost $299,990)				299,990

United States Treasury Bonds (18.45%)
	3,000,000	7.250%	5/15/2016	3,654,141
	2,300,000	4.500%	5/15/2038	2,946,516
Total United States Treasury Bonds (Cost $6,022,781)				6,600,657

United States Treasury Notes (71.86%)
	3,800,000	4.000%	2/15/2015	4,078,916
	1,000,000	3.625%	2/15/2021	1,163,906
	1,500,000	2.750%	2/28/2018	1,646,720
	2,219,000	4.750%	5/15/2014	2,340,785
	2,800,000	3.375%	6/30/2013	2,830,845
	4,400,000	2.500%	6/30/2017	4,754,407
	1,100,000	2.625%	8/15/2020	1,200,203
	1,600,000	2.750%	10/31/2013	1,627,750
	4,000,000	3.750%	11/15/2018	4,633,124
	1,300,000	2.750%	2/15/2019	1,433,453
Total United States Treasury Notes (Cost $24,554,294)				25,710,109

Total Investments (Cost $33,508,377) (99.31%)				35,530,012
Other Net Assets (0.69%)				246,252
Net Assets (100.00%)				$35,776,264

(b) Discount Note. Yield to maturity is 0.07%.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.10%)
	$182,160	1.625%	11/20/2034	$190,163
	109,506	2.250%	6/20/2034	114,030
Total Government National Mortgage Association (Cost $293,441)				304,193

United States Treasury Notes (96.64%)
	1,300,000	1.750%	1/31/2014	1,318,993
	1,700,000	2.250%	1/31/2015	1,765,610
	1,900,000	2.000%	1/31/2016	1,991,141
	800,000	1.125%	6/15/2013	802,438
	1,800,000	0.750%	6/15/2014	1,812,867
	1,800,000	0.375%	6/15/2015	1,804,360
Total United States Treasury Notes (Cost $9,473,303)				9,495,409

Total Investments (Cost $9,766,744) (99.74%)				9,799,602
Other Net Assets (0.26%)				26,247
Net Assets (100.00%)				$9,825,849

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (99.41%)
	$7,200,000	4/4/2013	$7,199,588
	12,000,000	3/21/2013	11,999,680
	11,800,000	3/28/2013	11,799,675
	3,400,000	4/18/2013	3,399,672
	12,700,000	4/25/2013	12,698,593
	8,000,000	5/9/2013	7,998,957
	5,100,000	5/23/2013	5,098,967
	10,800,000	6/6/2013	10,797,221
Total United States Treasury Bills DN (Cost $70,992,353)			70,992,353

Total Investments (Cost $70,992,353) (99.41%)			70,992,353
Other Net Assets (0.59%)			424,870
Net Assets (100.00%)			$71,417,223

(b) Discount Note. Yield to maturity is between 0.03% - 0.09%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (86.08%)

Basic Materials (2.86%)
Air Products & Chemicals Inc	1,615	$139,439
Airgas Inc	499	50,040
Alcoa Inc	7,435	63,346
Allegheny Technologies Inc	854	26,021
CF Industries Holdings Inc	475	95,394
Cliffs Natural Resources Inc	999	25,435
Dow Chemical Co/The	8,728	276,852
Eastman Chemical Co	1,048	73,077
Ecolab Inc	1,937	148,277
EI du Pont de Nemours & Co	6,896	330,318
FMC Corp	1,102	66,407
Freeport-McMoRan Copper & Gold Inc	6,887	219,833
International Flavors & Fragrances Inc	683	49,845
International Paper Co	3,175	139,732
LyondellBasell Industries NV	2,496	146,316
MeadWestvaco Corp	1,277	45,602
Monsanto Co	3,890	393,007
Newmont Mining Corp	3,766	151,732
Nucor Corp	2,404	108,300
PPG Industries Inc	1,176	158,360
Praxair Inc	2,168	245,092
Sherwin-Williams Co/The	628	101,479
Sigma-Aldrich Corp	928	71,512
Mosaic Co/The	2,068	121,061
United States Steel Corp	1,093	22,778
Vulcan Materials Co	956	48,689
Total Basic Materials		3,317,944

Communications (9.80%)
Amazon.com Inc*	2,600	687,102
AT&T Inc	42,219	1,516,084
Cablevision Systems Corp	1,680	23,503
CBS Corp	4,379	190,005
CenturyLink Inc	4,581	158,823
Cisco Systems Inc	39,132	815,902
Comcast Corp	19,592	779,566
Corning Inc	11,057	139,429
Crown Castle International Corp*	2,156	150,489
DIRECTV*	4,619	222,497
Discovery Communications Inc*	1,878	137,714
eBay Inc*	8,321	454,992
Expedia Inc	689	43,986
F5 Networks Inc*	602	56,847
Frontier Communications Corp	8,240	34,114
Gannett Co Inc	1,702	34,159
Google Inc*	1,949	1,561,538
Harris Corp	833	40,042
Interpublic Group of Cos Inc/The	3,241	41,420
JDS Uniphase Corp*	1,800	25,488
Juniper Networks Inc*	3,874	80,114
McGraw-Hill Cos Inc/The	2,019	93,984
MetroPCS Communications Inc*	1,990	19,502
Motorola Solutions Inc	2,139	133,067
Netflix Inc*	413	77,677
News Corp	14,980	$431,424
Omnicom Group Inc	1,982	114,024
priceline.com Inc*	361	248,217
Scripps Networks Interactive Inc	635	40,037
Sprint Nextel Corp*	22,657	131,411
Symantec Corp*	5,172	121,232
Time Warner Cable Inc	2,282	197,142
Time Warner Inc	7,045	374,583
TripAdvisor Inc*	850	38,641
VeriSign Inc*	1,159	53,082
Verizon Communications Inc	20,602	958,611
Viacom Inc	3,483	203,616
Walt Disney Co/The	13,185	719,769
Washington Post Co/The	47	18,731
Windstream Corp	4,013	34,472
Yahoo! Inc*	7,670	163,448
Total Communications		11,366,484

Consumer, Cyclical (7.92%)
Abercrombie & Fitch Co	700	32,641
AutoNation Inc*	284	12,431
AutoZone Inc*	275	104,541
Bed Bath & Beyond Inc*	1,720	97,610
Best Buy Co Inc	1,956	32,098
BorgWarner Inc*	832	61,909
CarMax Inc*	1,689	64,874
Carnival Corp	3,334	119,257
Chipotle Mexican Grill Inc*	234	74,129
Cintas Corp	801	35,164
Coach Inc	2,156	104,199
Costco Wholesale Corp	3,160	320,076
CVS Caremark Corp	9,462	483,697
Darden Restaurants Inc	933	43,170
Delphi Automotive PLC*	2,173	90,940
Dollar General Corp*	1,932	89,529
Dollar Tree Inc*	1,728	78,080
DR Horton Inc	2,043	45,559
Family Dollar Stores Inc	713	41,033
Fastenal Co	2,014	103,983
Ford Motor Co	27,615	348,225
Fossil Inc*	377	38,744
GameStop Corp	908	22,754
Gap Inc/The	2,194	72,226
Genuine Parts Co	1,170	83,105
Goodyear Tire & Rubber Co/The*	1,847	23,974
Harley-Davidson Inc	1,765	92,892
Harman International Industries Inc	529	22,456
Hasbro Inc	950	38,019
Home Depot Inc/The	11,091	759,734
International Game Technology	2,266	36,120
JC Penney Co Inc	1,066	18,730
Johnson Controls Inc	5,136	161,630
Kohl's Corp	1,587	73,161
Lennar Corp	1,300	50,167
Lowe's Cos Inc	8,392	320,155
Ltd Brands Inc	1,787	81,344
Macy's Inc	2,961	121,697
Marriott International Inc/DE	1,935	76,336
Mattel Inc	2,508	102,201
McDonald's Corp	7,400	709,660
Newell Rubbermaid Inc	2,365	$55,199
NIKE Inc	5,334	290,490
Nordstrom Inc	1,123	60,889
O'Reilly Automotive Inc*	874	88,921
PACCAR Inc	2,601	123,365
PetSmart Inc	796	51,828
PulteGroup Inc*	2,804	53,781
PVH Corp	574	69,942
Ralph Lauren Corp	449	77,888
Ross Stores Inc	1,661	96,272
Southwest Airlines Co	5,662	66,245
Staples Inc	5,524	72,806
Starbucks Corp	5,474	300,086
Starwood Hotels & Resorts Worldwide Inc	1,427	86,091
Target Corp	4,818	303,341
Tiffany & Co	950	63,802
TJX Cos Inc	5,416	243,558
Urban Outfitters Inc*	803	32,538
VF Corp	647	104,335
Walgreen Co	6,346	259,805
Wal-Mart Stores Inc	12,426	879,512
Whirlpool Corp	570	64,382
WW Grainger Inc	441	99,869
Wyndham Worldwide Corp	1,139	68,613
Wynn Resorts Ltd	526	61,489
Yum! Brands Inc	3,354	219,620
Total Consumer, Cyclical		9,182,917

Consumer, Non-Cyclical (18.98%)
Abbott Laboratories	11,424	386,017
AbbVie Inc	11,424	421,774
Actavis Inc*	836	71,194
Aetna Inc	2,459	116,040
Alexion Pharmaceuticals Inc*	1,383	119,961
Allergan Inc/United States	2,212	239,825
Altria Group Inc	14,863	498,654
AmerisourceBergen Corp	1,851	87,367
Amgen Inc	5,671	518,386
Apollo Group Inc*	980	16,533
Archer-Daniels-Midland Co	4,902	156,178
Automatic Data Processing Inc	3,564	218,687
Avery Dennison Corp	891	36,397
Avon Products Inc	3,259	63,713
Baxter International Inc	4,026	272,158
Beam Inc	1,241	75,738
Becton Dickinson and Co	1,468	129,272
Biogen Idec Inc*	1,739	289,265
Boston Scientific Corp*	11,526	85,177
Bristol-Myers Squibb Co	12,265	453,437
Brown-Forman Corp	1,081	70,935
Campbell Soup Co	1,449	59,641
Cardinal Health Inc	2,511	116,033
CareFusion Corp*	1,546	50,616
Celgene Corp*	3,188	328,938
Cigna Corp	2,081	121,655
Clorox Co/The	943	79,221
Coca-Cola Co/The	28,487	1,103,017
Coca-Cola Enterprises Inc	2,036	72,848
Colgate-Palmolive Co	3,279	375,216
ConAgra Foods Inc	2,987	101,887
Constellation Brands Inc*	1,083	47,912
Coventry Health Care Inc	984	44,634

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Covidien PLC	3,532	$224,529
CR Bard Inc	610	60,299
Crimson Wine Group Ltd*	145	1,165
DaVita HealthCare Partners Inc*	612	73,207
Dean Foods Co*	1,377	22,858
DENTSPLY International Inc	1,160	48,047
Dr Pepper Snapple Group Inc	1,620	70,664
Edwards Lifesciences Corp*	858	73,728
Eli Lilly & Co	7,419	405,523
Equifax Inc	870	47,954
Estee Lauder Cos Inc/The	1,800	115,380
Express Scripts Holding Co*	5,973	339,923
Forest Laboratories Inc*	1,720	63,296
General Mills Inc	4,683	216,589
Gilead Sciences Inc*	11,004	469,981
H&R Block Inc	1,994	49,571
Hershey Co/The	1,114	92,841
HJ Heinz Co	2,408	174,411
Hormel Foods Corp	1,064	39,804
Hospira Inc*	1,350	39,731
Humana Inc	1,191	81,298
Intuitive Surgical Inc*	285	145,319
Iron Mountain Inc	1,243	42,884
JM Smucker Co/The	823	78,432
Johnson & Johnson	20,286	1,543,967
Kellogg Co	1,816	109,868
Kimberly-Clark Corp	2,926	275,863
Kraft Foods Group Inc	4,282	207,549
Kroger Co/The	4,007	117,044
Laboratory Corp of America Holdings*	705	62,463
Life Technologies Corp*	1,360	79,057
Lorillard Inc	2,883	111,111
Mastercard Inc	772	399,757
McCormick & Co Inc/MD	975	65,588
McKesson Corp	1,736	184,242
Mead Johnson Nutrition Co	1,560	116,860
Medtronic Inc	7,560	339,898
Merck & Co Inc	22,116	945,017
Molson Coors Brewing Co	1,200	53,052
Mondelez International Inc	12,847	355,220
Monster Beverage Corp*	1,129	56,935
Moody's Corp	1,498	71,994
Mylan Inc/PA*	3,101	91,821
Patterson Cos Inc	758	27,546
Paychex Inc	2,454	81,227
PepsiCo Inc	11,411	864,611
Perrigo Co	677	76,616
Pfizer Inc	54,960	1,504,255
Philip Morris International Inc	12,281	1,126,782
Procter & Gamble Co/The	20,266	1,543,864
Quanta Services Inc*	1,601	45,468
Quest Diagnostics Inc	1,168	65,607
Reynolds American Inc	2,525	110,292
Robert Half International Inc	1,032	36,688
Safeway Inc	1,746	41,660
SAIC Inc	2,336	27,612
St Jude Medical Inc	2,310	94,710
Stryker Corp	2,155	137,661
Sysco Corp	4,516	145,235
Tenet Healthcare Corp*	766	30,111
ADT Corp/The	1,732	82,945
Total System Services Inc	1,190	28,274
Tyson Foods Inc	2,328	$52,776
UnitedHealth Group Inc	7,592	405,792
Varian Medical Systems Inc*	875	61,801
WellPoint Inc	2,432	151,222
Western Union Co/The	4,688	65,773
Whole Foods Market Inc	1,179	100,946
Zimmer Holdings Inc	1,338	100,296
Total Consumer, Non-Cyclical		22,002,836

Diversified (0.03%)
Leucadia National Corp	1,447	38,924
Total Diversified		38,924

Energy (9.65%)
Anadarko Petroleum Corp	3,750	298,425
Apache Corp	2,792	207,362
Baker Hughes Inc	3,384	151,671
Cabot Oil & Gas Corp	1,582	98,037
Cameron International Corp*	1,865	118,838
Chesapeake Energy Corp	3,818	76,971
Chevron Corp	14,364	1,682,742
ConocoPhillips	8,936	517,841
CONSOL Energy Inc	1,500	48,225
Denbury Resources Inc*	2,835	51,370
Devon Energy Corp	2,767	150,137
Diamond Offshore Drilling Inc	576	40,136
Ensco PLC	1,707	102,659
EOG Resources Inc	1,925	241,992
EQT Corp	1,085	68,453
Exxon Mobil Corp	33,964	3,041,475
FMC Technologies Inc*	1,793	93,075
Halliburton Co	6,883	285,713
Helmerich & Payne Inc	805	53,339
Hess Corp	2,293	152,485
Kinder Morgan Inc/Delaware	4,655	172,561
Marathon Oil Corp	5,187	173,765
Marathon Petroleum Corp	2,489	206,288
Murphy Oil Corp	1,357	82,614
Nabors Industries Ltd*	2,404	40,291
National Oilwell Varco Inc	3,192	217,471
Newfield Exploration Co*	988	22,843
Noble Corp	1,885	67,521
Noble Energy Inc	1,308	144,966
Occidental Petroleum Corp	5,892	485,087
ONEOK Inc	1,546	69,555
Peabody Energy Corp	2,200	47,432
Phillips 66	4,612	290,372
Pioneer Natural Resources Co	880	110,713
QEP Resources Inc	1,500	45,690
Range Resources Corp	1,202	92,314
Rowan Cos Plc*	921	31,857
Schlumberger Ltd	9,690	754,366
Sears Canada Inc	191	1,776
Southwestern Energy Co*	2,561	87,765
Spectra Energy Corp	4,856	141,018
Tesoro Corp	1,028	57,815
Valero Energy Corp	4,032	183,819
Williams Cos Inc/The	4,450	154,460
WPX Energy Inc*	1,483	21,044
Total Energy		11,184,349

Financial (13.80%)
ACE Ltd	2,500	213,475
Aflac Inc	3,445	172,078
Allstate Corp/The	3,620	$166,592
American Express Co	7,257	451,023
American International Group Inc*	8,581	326,164
American Tower Corp	2,860	221,936
Ameriprise Financial Inc	1,612	110,632
Aon PLC	2,362	144,295
Apartment Investment & Management Co	1,070	31,693
Assurant Inc	596	25,026
AvalonBay Communities Inc	686	85,633
Bank of America Corp	77,978	875,693
Bank of New York Mellon Corp/The	8,692	235,901
BB&T Corp	5,247	159,299
Berkshire Hathaway Inc*	13,493	1,378,445
BlackRock Inc	941	225,605
Boston Properties Inc	1,078	111,983
Capital One Financial Corp	4,021	205,192
CBRE Group Inc*	2,058	49,742
Charles Schwab Corp/The	7,272	118,097
Chubb Corp/The	1,969	165,455
Cincinnati Financial Corp	1,179	53,067
Citigroup Inc	21,278	893,038
CME Group Inc/IL	2,250	134,595
Comerica Inc	1,331	45,760
Discover Financial Services	3,788	145,952
E*TRADE Financial Corp*	1,181	12,649
Equity Residential	2,164	119,107
Fifth Third Bancorp	6,069	96,133
First Horizon National Corp	1,791	19,038
Franklin Resources Inc	1,035	146,194
Genworth Financial Inc*	3,728	31,837
Goldman Sachs Group Inc/The	3,315	496,454
Hartford Financial Services Group Inc	2,922	68,988
HCP Inc	3,020	147,618
Health Care REIT Inc	1,873	120,134
Host Hotels & Resorts Inc	5,173	86,234
Hudson City Bancorp Inc	3,497	29,794
Huntington Bancshares Inc/OH	5,456	38,356
IntercontinentalExchange Inc*	535	82,829
Invesco Ltd	3,410	91,354
JPMorgan Chase & Co	27,735	1,356,796
KeyCorp	6,704	62,951
Kimco Realty Corp	2,994	65,179
Legg Mason Inc	884	25,194
Lincoln National Corp	2,305	68,090
Loews Corp	2,394	103,205
M&T Bank Corp	918	93,719
Marsh & McLennan Cos Inc	4,025	149,489
MetLife Inc	7,704	273,029
Morgan Stanley	10,374	233,934
Northern Trust Corp	1,610	85,604
NYSE Euronext	1,810	67,477
People's United Financial Inc	2,887	37,820
Plum Creek Timber Co Inc	1,188	57,618
PNC Financial Services Group Inc	3,945	246,128
Principal Financial Group Inc	2,041	64,516
Progressive Corp/The	4,123	100,436
Prologis Inc	3,315	129,086
Prudential Financial Inc	3,541	196,773
Public Storage	1,035	156,502

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Regions Financial Corp	9,066	$69,355
Simon Property Group Inc	2,175	345,520
SLM Corp	3,621	68,690
State Street Corp	3,525	199,480
SunTrust Banks Inc	3,809	105,090
T Rowe Price Group Inc	1,965	139,888
NASDAQ OMX Group Inc/The	1,127	35,681
Torchmark Corp	784	44,053
Travelers Cos Inc/The	2,855	229,599
Unum Group	2,266	55,449
US Bancorp	13,884	471,777
Ventas Inc	2,081	147,293
Visa Inc	3,845	609,971
Vornado Realty Trust	1,244	99,781
Wells Fargo & Co	36,145	1,267,966
Weyerhaeuser Co	3,870	113,817
XL Group PLC	2,249	64,411
Zions Bancorporation	1,054	25,444
Total Financial		15,999,901

Industrial (8.98%)
3M Co	4,679	486,616
Agilent Technologies Inc	2,633	109,217
Amphenol Corp	1,186	84,040
Ball Corp	1,134	50,361
Bemis Co Inc	906	33,830
Boeing Co/The	4,978	382,808
Caterpillar Inc	4,752	438,942
CH Robinson Worldwide Inc	1,280	72,986
CSX Corp	7,645	175,376
Cummins Inc	1,302	150,863
Danaher Corp	4,166	256,626
Deere & Co	2,919	256,376
Dover Corp	1,334	97,849
Eaton Corp PLC	3,484	215,903
Emerson Electric Co	5,336	302,551
Expeditors International of Washington Inc	1,549	60,179
FedEx Corp	2,148	226,464
FLIR Systems Inc	1,158	30,502
Flowserve Corp	376	60,348
Fluor Corp	1,298	80,346
General Dynamics Corp	2,440	165,847
General Electric Co	76,880	1,785,154
Honeywell International Inc	5,633	394,873
Illinois Tool Works Inc	3,173	195,140
Ingersoll-Rand PLC	2,109	111,039
Jabil Circuit Inc	1,699	31,822
Jacobs Engineering Group Inc*	1,000	48,840
Joy Global Inc	784	49,659
L-3 Communications Holdings Inc	719	54,838
Leggett & Platt Inc	1,017	31,100
Lockheed Martin Corp	1,981	174,328
Masco Corp	2,627	50,596
Molex Inc	1,013	28,070
Norfolk Southern Corp	2,398	175,174
Northrop Grumman Corp	1,818	119,406
Owens-Illinois Inc*	1,395	35,573
Pall Corp	838	57,135
Parker Hannifin Corp	1,096	103,550
Pentair Ltd	1,542	82,142
PerkinElmer Inc	1,021	$34,888
Precision Castparts Corp	1,073	200,210
Raytheon Co	2,443	133,315
Republic Services Inc	2,203	69,262
Rockwell Automation Inc	1,085	98,019
Rockwell Collins Inc	1,079	64,859
Roper Industries Inc	694	86,479
Ryder System Inc	477	26,807
Sealed Air Corp	1,582	35,136
Snap-on Inc	424	34,034
Stanley Black & Decker Inc	1,237	97,352
Stericycle Inc*	642	61,581
TE Connectivity Ltd	3,236	129,861
Textron Inc	2,069	59,691
Thermo Fisher Scientific Inc	2,658	196,160
Tyco International Ltd	3,464	110,883
Union Pacific Corp	3,488	478,239
United Parcel Service Inc	5,289	437,135
United Technologies Corp	6,172	558,874
Waste Management Inc	3,352	125,097
Waters Corp*	682	63,235
Xylem Inc/NY	1,498	41,195
Total Industrial		10,408,781

Technology (11.18%)
Accenture PLC	4,670	347,261
Adobe Systems Inc*	3,587	140,969
Advanced Micro Devices Inc*	4,487	11,173
Akamai Technologies Inc*	1,400	51,744
Altera Corp	2,432	86,141
Analog Devices Inc	2,227	100,705
Apple Inc	6,897	3,044,336
Applied Materials Inc	9,105	124,739
Autodesk Inc*	1,669	61,286
BMC Software Inc*	1,079	43,236
Broadcom Corp	3,543	120,852
CA Inc	2,646	64,801
Cerner Corp*	1,060	92,708
Citrix Systems Inc*	1,348	95,573
Cognizant Technology Solutions Corp*	2,204	169,201
Computer Sciences Corp	1,256	60,326
Dell Inc	10,721	149,558
Dun & Bradstreet Corp/The	396	31,918
Electronic Arts Inc*	2,629	46,086
EMC Corp/MA*	14,917	343,240
Fidelity National Information Services Inc	1,851	69,690
First Solar Inc*	370	9,565
Fiserv Inc*	1,057	86,790
Hewlett-Packard Co	14,359	289,190
Intel Corp	36,299	756,834
International Business Machines Corp	7,904	1,587,360
Intuit Inc	2,031	130,959
KLA-Tencor Corp	1,304	71,407
Lam Research Corp*	1,341	56,724
Linear Technology Corp	1,694	64,779
LSI Corp*	4,118	28,661
Microchip Technology Inc	1,401	51,094
Micron Technology Inc*	6,485	54,409
Microsoft Corp	55,516	1,543,344
NetApp Inc*	2,586	87,484
NVIDIA Corp	4,572	57,882
Oracle Corp	28,021	$959,999
Pitney Bowes Inc	1,820	23,842
QUALCOMM Inc	12,533	822,541
Red Hat Inc*	1,433	72,811
Salesforce.com Inc*	940	159,067
SanDisk Corp*	1,741	87,729
Seagate Technology PLC	2,601	83,648
Teradata Corp*	1,256	72,923
Teradyne Inc*	1,380	23,129
Texas Instruments Inc	8,319	285,924
Western Digital Corp	1,637	77,201
Xerox Corp	10,310	83,614
Xilinx Inc	2,112	78,714
Total Technology		12,963,167

Utilities (2.88%)
AES Corp/VA	4,674	54,312
AGL Resources Inc	850	33,966
Ameren Corp	1,808	61,092
American Electric Power Co Inc	3,645	170,550
CenterPoint Energy Inc	2,979	63,840
CMS Energy Corp	2,062	54,870
Consolidated Edison Inc	2,227	131,393
Dominion Resources Inc/VA	4,251	238,056
DTE Energy Co	1,258	84,034
Duke Energy Corp	5,180	358,715
Edison International	2,433	116,857
Entergy Corp	1,304	81,187
Exelon Corp	6,183	191,611
FirstEnergy Corp	3,123	123,296
Integrys Energy Group Inc	615	34,791
NextEra Energy Inc	3,154	226,677
NiSource Inc	2,050	56,785
Northeast Utilities	2,274	94,394
NRG Energy Inc	1,956	46,944
Pepco Holdings Inc	1,700	34,493
PG&E Corp	2,830	120,671
Pinnacle West Capital Corp	806	45,088
PPL Corp	4,208	129,691
Public Service Enterprise Group Inc	3,861	125,830
SCANA Corp	845	41,270
Sempra Energy	1,653	128,537
Southern Co/The	6,412	288,603
TECO Energy Inc	1,498	25,841
Wisconsin Energy Corp	1,695	70,004
Xcel Energy Inc	3,728	106,994
Total Utilities		3,340,392

Total Common Stock (Cost $59,823,936)		99,805,695

Right/Warrant (0.01%)
Kinder Morgan Inc/Delaware	3,593	15,809
Total Right/Warrant (Cost $6,934)		15,809

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	20	32
Total Preferred Stock (Cost $24)		32

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Par Value	Value (Note 1)
Short-Term Investments (12.50%)

United States Treasury Bills (12.50%)
United States T-Bill 4/11/2013, DN	$13,900,000	$13,899,184
United States T-Bill 04/18/2013, DN	600,000	599,918
Total United States Treasury Bills		14,499,102

Total Short-Term Investments (Cost $14,499,102)		14,499,102

Total Investments (Cost $74,329,996) (98.59%)		114,320,638
Other Net Assets (1.41%)		1,635,520
Net Assets (100.00%)		$115,956,158

*	Non-income producing security.

(a)	Futures contracts at Feb 28, 2013:
Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Appreciation
213 / MAR 2013 / Long	$835,935

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (98.60%)

Basic Materials (4.44%)
Albemarle Corp	10,020	$652,103
Ashland Inc	8,214	640,447
Cabot Corp	6,690	246,058
Carpenter Technology Corp	4,953	233,930
Commercial Metals Co	13,024	212,421
Compass Minerals International Inc	3,720	274,238
Cytec Industries Inc	5,224	378,165
Domtar Corp	4,141	308,753
Intrepid Potash Inc	5,237	103,221
Minerals Technologies Inc	4,104	165,145
NewMarket Corp	1,215	305,779
Olin Corp	9,317	215,782
Reliance Steel & Aluminum Co	8,455	563,018
Royal Gold Inc	7,212	472,674
RPM International Inc	14,789	449,733
Sensient Technologies Corp	5,821	214,853
Steel Dynamics Inc	24,679	376,848
Valspar Corp	9,493	584,864
Total Basic Materials		6,398,032

Communications (4.58%)
ADTRAN Inc	7,191	160,647
AMC Networks Inc*	6,477	371,780
AOL Inc	9,411	347,266
Ciena Corp*	11,260	171,602
Equinix Inc*	5,418	1,146,177
FactSet Research Systems Inc	4,600	447,534
InterDigital Inc/PA	4,794	212,854
John Wiley & Sons Inc	5,304	194,020
Lamar Advertising Co*	6,194	286,411
Meredith Corp	4,188	175,980
NeuStar Inc*	7,598	333,172
New York Times Co/The*	14,132	136,656
Plantronics Inc	5,056	204,060
Polycom Inc*	19,995	182,154
Rackspace Hosting Inc*	11,802	$659,260
RF Micro Devices Inc*	31,124	143,482
Scholastic Corp	2,834	85,303
Telephone & Data Systems Inc	10,876	248,952
Tellabs Inc	42,417	86,107
TIBCO Software Inc*	17,315	371,407
tw telecom inc*	16,901	427,933
ValueClick Inc*	7,937	211,680
Total Communications		6,604,437

Consumer, Cyclical (12.08%)
Advance Auto Parts Inc	8,216	627,209
Aeropostale Inc*	9,385	122,193
Alaska Air Group Inc*	7,989	411,833
American Eagle Outfitters Inc	20,118	416,040
ANN Inc*	5,447	154,096
Arrow Electronics Inc*	12,235	491,235
Ascena Retail Group Inc*	13,851	232,558
Bally Technologies Inc*	4,834	230,824
Barnes & Noble Inc*	4,610	72,561
Bob Evans Farms Inc/DE	3,418	139,113
Brinker International Inc	8,313	277,488
Cabela's Inc*	5,184	262,259
Carter's Inc*	5,772	325,599
Cheesecake Factory Inc/The	5,614	194,469
Chico's FAS Inc	18,893	320,803
Cinemark Holdings Inc	11,452	318,366
Copart Inc*	12,028	410,636
Deckers Outdoor Corp*	4,359	175,842
Dick's Sporting Goods Inc	10,881	544,050
DreamWorks Animation SKG Inc*	8,414	139,672
Foot Locker Inc	17,039	582,563
Guess? Inc	6,894	190,895
Hanesbrands Inc*	10,991	435,683
Herman Miller Inc	6,532	156,768
HNI Corp	5,210	164,428
HSN Inc	4,193	224,326
Ingram Micro Inc*	16,911	318,941
International Speedway Corp	3,147	94,851
JetBlue Airways Corp*	23,748	$143,913
KB Home	8,392	156,846
Life Time Fitness Inc*	4,500	189,630
LKQ Corp*	33,184	703,169
MDC Holdings Inc	4,359	167,516
Mohawk Industries Inc*	6,435	682,238
MSC Industrial Direct Co Inc	5,190	442,811
NVR Inc*	517	521,756
Office Depot Inc*	32,067	129,230
Oshkosh Corp*	10,625	409,700
Owens & Minor Inc	7,372	224,477
Panera Bread Co*	3,166	509,568
Polaris Industries Inc	7,162	625,743
Regis Corp	6,382	115,004
Saks Inc*	11,505	131,157
Scientific Games Corp*	6,568	59,112
Signet Jewelers Ltd	9,096	556,857
Tempur-Pedic International Inc*	6,696	275,005
Wendy's Co/The	31,636	180,009
Thor Industries Inc	5,099	191,671
Toll Brothers Inc*	16,521	563,697
Tractor Supply Co	8,035	835,560
Under Armour Inc*	8,282	408,137
Watsco Inc	3,199	249,106
Williams-Sonoma Inc	9,740	442,196
WMS Industries Inc*	6,477	162,184
World Fuel Services Corp	8,017	304,887
Total Consumer, Cyclical		17,416,480

Consumer, Non-Cyclical (17.96%)
Aaron's Inc	7,927	216,328
Alliance Data Systems Corp*	5,638	894,694
Bio-Rad Laboratories Inc*	2,287	281,758
Brink's Co/The	5,281	139,682
Charles River Laboratories International Inc*	5,512	224,559
Church & Dwight Co Inc	15,655	969,984
Community Health Systems Inc	10,229	432,278

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Convergys Corp	13,054	$216,566
Cooper Cos Inc/The	5,437	576,648
CoreLogic Inc/United States*	10,961	284,000
Corporate Executive Board Co/The	3,869	209,468
Corrections Corp of America	11,215	430,095
Covance Inc*	6,194	412,458
Deluxe Corp	5,906	234,350
DeVry Inc	6,489	194,540
Endo Health Solutions Inc*	13,150	407,650
Flowers Foods Inc	12,718	358,393
FTI Consulting Inc*	4,761	165,397
Gartner Inc*	10,261	510,587
Global Payments Inc	8,829	425,646
Green Mountain Coffee Roasters Inc*	14,803	706,991
Harris Teeter Supermarkets Inc	5,178	222,654
Health Management Associates Inc*	29,533	324,568
Health Net Inc/CA*	9,333	240,231
Henry Schein Inc*	9,955	888,185
Hill-Rom Holdings Inc	7,172	235,098
Hillshire Brands Co	13,358	432,799
HMS Holdings Corp*	9,885	286,566
Hologic Inc*	29,720	648,788
IDEXX Laboratories Inc*	6,203	571,420
Ingredion Inc	8,585	568,327
Jarden Corp*	8,441	524,271
Lancaster Colony Corp	2,241	163,974
Lender Processing Services Inc	9,511	233,590
LifePoint Hospitals Inc*	5,596	246,728
Manpower Inc	9,029	492,983
Masimo Corp	5,849	116,103
Matthews International Corp	3,305	109,065
MEDNAX Inc*	5,532	473,650
Monster Worldwide Inc*	13,869	71,009
Omnicare Inc	12,800	476,928
Post Holdings Inc*	3,204	123,867
Regeneron Pharmaceuticals Inc*	8,424	1,406,809
Rent-A-Center Inc/TX	6,828	247,720
ResMed Inc	16,245	722,740
Rollins Inc	7,481	183,359
Scotts Miracle-Gro Co/The	4,332	191,951
SEI Investments Co	15,223	430,354
Service Corp International/US	24,165	375,524
Smithfield Foods Inc*	15,128	336,447
Sotheby's	7,605	290,739
STERIS Corp	6,737	262,743
Strayer Education Inc	1,350	66,272
SUPERVALU Inc	23,916	94,947
Techne Corp	3,893	264,685
Teleflex Inc	4,591	367,096
Thoratec Corp*	6,583	231,787
Tootsie Roll Industries Inc	2,315	65,005
Towers Watson & Co	6,433	428,245
Tupperware Brands Corp	6,324	494,727
United Rentals Inc*	10,424	556,746
United Therapeutics Corp*	5,408	323,452
Universal Corp/VA	2,699	150,577
Universal Health Services Inc	9,915	573,979
Valassis Communications Inc	4,812	132,282
VCA Antech Inc*	10,077	221,291
Vertex Pharmaceuticals Inc*	23,699	$1,109,588
WellCare Health Plans Inc*	4,828	276,113
WEX Inc*	4,359	326,969
Total Consumer, Non-Cyclical		25,875,023

Energy (5.64%)
Alpha Natural Resources Inc*	24,779	197,736
Atwood Oceanics Inc*	6,568	335,953
Bill Barrett Corp*	5,594	100,972
CARBO Ceramics Inc	2,251	204,391
Cimarex Energy Co	9,656	649,945
Dresser-Rand Group Inc*	8,514	524,973
Dril-Quip Inc*	4,000	328,920
Energen Corp	8,124	375,654
Forest Oil Corp*	12,999	75,394
Helix Energy Solutions Group Inc*	11,005	257,627
HollyFrontier Corp	22,890	1,286,419
Northern Oil and Gas Inc*	6,417	87,977
Oceaneering International Inc	12,172	774,017
Oil States International Inc*	5,784	440,452
Patterson-UTI Energy Inc	17,418	406,536
Plains Exploration & Production Co*	14,619	663,264
Quicksilver Resources Inc*	14,484	26,940
Rosetta Resources Inc*	5,947	289,500
SM Energy Co	7,223	418,067
Superior Energy Services Inc*	17,756	469,646
Unit Corp*	4,812	218,850
Total Energy		8,133,233

Financial (21.52%)
Affiliated Managers Group Inc*	5,774	844,331
Alexander & Baldwin Inc*	4,846	170,725
Alexandria Real Estate Equities Inc	6,989	497,197
Alleghany Corp*	1,903	719,087
American Campus Communities Inc	11,580	523,416
American Financial Group Inc/OH	8,603	378,188
Apollo Investment Corp	22,201	192,927
Arthur J Gallagher & Co	12,920	497,162
Aspen Insurance Holdings Ltd	8,205	294,231
Associated Banc-Corp	19,301	277,741
Astoria Financial Corp	9,437	92,294
BancorpSouth Inc	8,709	133,248
Bank of Hawaii Corp	5,172	250,273
BioMed Realty Trust Inc	17,338	366,179
BRE Properties Inc	8,533	414,789
Brown & Brown Inc	13,083	392,490
Camden Property Trust	9,399	649,847
Cathay General Bancorp	8,233	160,461
CBOE Holdings Inc	10,001	359,236
City National Corp/CA	5,275	299,673
Commerce Bancshares Inc/MO	8,794	334,963
Corporate Office Properties Trust	8,366	216,428
Cullen/Frost Bankers Inc	6,904	418,106
Duke Realty Corp	29,187	471,662
East West Bancorp Inc	15,961	392,641
Equity One Inc	6,724	158,081
Essex Property Trust Inc	4,094	609,965
Eaton Vance Corp	13,027	$497,501
Everest Re Group Ltd	5,827	726,102
Extra Space Storage Inc	11,372	425,768
Federal Realty Investment Trust	7,174	761,951
Fidelity National Financial Inc	23,703	591,152
First American Financial Corp	11,880	288,565
First Niagara Financial Group Inc	39,152	320,263
FirstMerit Corp	12,305	186,052
Fulton Financial Corp	22,371	253,911
Greenhill & Co Inc	3,000	182,340
Hancock Holding Co	9,548	288,350
Hanover Insurance Group Inc/The	5,215	222,576
HCC Insurance Holdings Inc	11,324	452,959
Highwoods Properties Inc	8,187	298,826
Home Properties Inc	5,450	340,189
Hospitality Properties Trust	13,917	371,584
International Bancshares Corp	5,988	121,257
Janus Capital Group Inc	21,687	200,822
Jefferies Group Inc	14,405	312,877
Jones Lang LaSalle Inc	4,915	474,986
Kemper Corp	5,832	184,524
Liberty Property Trust	13,132	509,390
Mack-Cali Realty Corp	9,381	266,233
Mercury General Corp	4,206	163,487
National Retail Properties Inc	12,017	413,986
New York Community Bancorp Inc	49,659	670,396
Old Republic International Corp	27,132	325,855
Omega Healthcare Investors Inc	12,220	342,038
Potlatch Corp	4,670	205,527
Prosperity Bancshares Inc	4,916	226,824
Protective Life Corp	9,203	293,760
Raymond James Financial Inc	12,563	551,264
Rayonier Inc	13,795	770,726
Realty Income Corp	15,035	686,347
Regency Centers Corp	10,132	525,648
Reinsurance Group of America Inc	8,267	475,353
Senior Housing Properties Trust	19,845	497,911
Signature Bank/New York NY*	5,202	386,353
SL Green Realty Corp	9,801	799,958
StanCorp Financial Group Inc	5,135	204,424
SVB Financial Group*	4,916	329,667
Synovus Financial Corp	89,266	226,736
Taubman Centers Inc	6,600	506,352
TCF Financial Corp	17,806	244,654
Macerich Co/The	14,872	893,956
Trustmark Corp	6,874	157,415
UDR Inc	28,136	671,325
Valley National Bancorp	22,192	222,586
Waddell & Reed Financial Inc	9,643	395,556
Washington Federal Inc	12,110	212,531
Webster Financial Corp	8,543	188,117
Weingarten Realty Investors	12,545	384,504
Westamerica Bancorporation	3,310	146,468
WR Berkley Corp	12,583	522,195
Total Financial		31,035,438

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Industrial (19.43%)
Acuity Brands Inc	4,744	$323,209
AECOM Technology Corp*	12,715	385,392
AGCO Corp	10,951	563,757
Alliant Techsystems Inc	3,829	251,948
AMETEK Inc	27,124	1,134,597
Aptargroup Inc	7,452	401,961
Avnet Inc*	15,894	561,217
B/E Aerospace Inc*	11,709	616,010
Carlisle Cos Inc	7,093	481,402
CLARCOR Inc	5,663	288,756
Clean Harbors Inc*	5,336	274,804
Con-way Inc	6,247	219,582
Crane Co	5,467	294,015
Donaldson Co Inc	15,406	555,078
Energizer Holdings Inc	7,243	665,849
Esterline Technologies Corp*	3,453	238,015
Exelis Inc	21,453	221,395
Fortune Brands Home & Security Inc*	18,084	624,802
Gardner Denver Inc	5,507	390,942
GATX Corp	5,416	269,988
General Cable Corp*	5,607	184,695
Genesee & Wyoming Inc*	4,876	436,500
Gentex Corp/MI	16,233	304,369
Graco Inc	6,743	391,768
Granite Construction Inc	3,874	120,443
Greif Inc	3,575	181,860
Harsco Corp	9,381	224,956
Hubbell Inc	6,006	558,017
Huntington Ingalls Industries Inc	5,672	272,483
IDEX Corp	9,442	480,881
Itron Inc*	4,487	188,768
ITT Corp	10,780	283,837
JB Hunt Transport Services Inc	10,154	705,906
Kansas City Southern	12,386	1,275,386
KBR Inc	16,678	506,844
Kennametal Inc	8,985	363,713
Kirby Corp*	6,292	478,066
Landstar System Inc	5,264	296,311
Lennox International Inc	5,220	308,345
Lincoln Electric Holdings Inc	9,437	528,944
Louisiana-Pacific Corp*	15,807	331,473
Martin Marietta Materials Inc	5,140	499,248
Matson Inc	4,846	124,591
Mettler-Toledo International Inc*	3,547	754,802
Mine Safety Appliances Co	3,472	162,663
National Instruments Corp	10,469	314,908
Nordson Corp	6,493	411,656
Packaging Corp of America	10,873	454,274
Regal-Beloit Corp	4,674	361,207
Rock Tenn Co	7,954	703,531
Silgan Holdings Inc	5,590	239,979
Sonoco Products Co	11,328	359,891
SPX Corp	5,773	464,784
Tech Data Corp*	4,245	225,240
Terex Corp*	12,371	405,893
Tidewater Inc	5,777	273,425
Timken Co	9,084	493,443
Trimble Navigation Ltd*	14,017	833,030
Trinity Industries Inc	9,036	390,717
Triumph Group Inc	5,614	$412,124
URS Corp	8,642	365,211
UTi Worldwide Inc	11,582	176,394
Valmont Industries Inc	2,476	390,094
Vishay Intertechnology Inc*	14,822	195,502
Wabtec Corp/DE	5,411	529,142
Waste Connections Inc	13,885	475,006
Werner Enterprises Inc	5,007	115,261
Woodward Inc	6,767	253,289
Worthington Industries Inc	6,236	176,728
Zebra Technologies Corp*	6,039	270,064
Total Industrial		28,018,381

Technology (7.95%)
ACI Worldwide Inc*	4,414	202,205
Acxiom Corp*	8,809	160,412
Advent Software Inc*	3,719	97,438
Allscripts Healthcare Solutions Inc*	19,262	245,013
ANSYS Inc*	10,453	792,337
Atmel Corp*	50,808	345,494
Broadridge Financial Solutions Inc	13,975	320,726
Cadence Design Systems Inc*	30,869	437,105
Compuware Corp*	25,383	294,697
CommVault Systems Inc*	4,696	347,269
Concur Technologies Inc*	5,070	355,914
Cree Inc*	13,021	588,940
Cypress Semiconductor Corp	15,369	161,836
Diebold Inc	7,043	198,894
DST Systems Inc	3,448	234,188
Fair Isaac Corp	3,805	168,714
Fairchild Semiconductor International Inc*	14,192	202,378
Informatica Corp*	12,097	423,516
Integrated Device Technology Inc*	15,931	108,331
International Rectifier Corp*	8,025	168,686
Intersil Corp	14,892	126,433
Jack Henry & Associates Inc	9,777	427,450
Lexmark International Inc	7,908	174,134
ManTech International Corp/VA	2,694	66,838
MEMC Electronic Materials Inc*	26,786	132,591
Mentor Graphics Corp*	10,846	192,083
MICROS Systems Inc*	9,005	385,414
MSCI Inc*	13,685	453,384
NCR Corp*	17,836	491,917
PTC Inc*	13,580	314,241
QLogic Corp*	11,117	126,511
Rovi Corp*	12,087	215,028
Semtech Corp*	7,334	224,200
Silicon Laboratories Inc*	4,321	179,408
Skyworks Solutions Inc*	21,229	452,178
SolarWinds Inc*	6,842	386,299
Solera Holdings Inc	7,893	444,376
Synopsys Inc*	16,656	583,460
VeriFone Systems Inc*	12,100	229,537
Total Technology		11,459,575

Utilities (5.00%)
Alliant Energy Corp	12,508	596,506
Aqua America Inc	15,647	455,797
Atmos Energy Corp	10,165	387,998
Black Hills Corp	4,587	$190,773
Cleco Corp	6,853	303,588
Great Plains Energy Inc	17,219	375,891
Hawaiian Electric Industries Inc	10,833	292,383
IDACORP Inc	5,627	262,725
MDU Resources Group Inc	21,274	513,980
National Fuel Gas Co	9,360	544,658
NV Energy Inc	26,590	525,418
OGE Energy Corp	11,050	639,906
PNM Resources Inc	8,974	201,556
Questar Corp	20,048	471,328
UGI Corp	12,786	457,995
Vectren Corp	9,231	304,623
Westar Energy Inc	13,837	429,224
WGL Holdings Inc	5,977	252,050
Total Utilities		7,206,399

Total Common Stock (Cost $91,874,420)		142,146,998

Short-Term Investments (1.04%)

United States Treasury Bills (1.04%)	Par Value
United States T-Bill 4/11/2013, DN	$600,000	599,965
United States T-Bill 04/18/2013, DN	900,000	899,876
Total United States Treasury Bills		1,499,841

Total Short-Term Investments (Cost $1,499,842)		1,499,841

Total Investments (Cost $93,374,262) (99.64%)		143,646,839
Other Net Assets (0.36%)		513,727
Net Assets (100.00%)		$144,160,566

*	Non-income producing security.

(a)	Futures contracts at February 28, 2013:
Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Appreciation
16 / MAR 2013 / Long	$3,970

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (96.53%)

Basic Materials (4.36%)
AK Steel Holding Corp	9,442	$35,407
AMCOL International Corp	1,832	53,568
American Vanguard Corp	1,690	52,441
Balchem Corp	2,076	83,725
Buckeye Technologies Inc	2,745	76,119
Century Aluminum Co*	4,083	33,113
Clearwater Paper Corp*	1,504	72,779
Deltic Timber Corp	776	55,399
PH Glatfelter Co	3,044	55,249
Globe Specialty Metals Inc	4,542	64,905
Hawkins Inc	618	24,374
HB Fuller Co	3,547	144,965
Innophos Holdings Inc	1,553	75,833
Kaiser Aluminum Corp	1,196	73,243
KapStone Paper and Packaging Corp	2,655	70,729
Kraton Performance Polymers Inc*	2,295	55,172
Materion Corp	1,269	35,101
Neenah Paper Inc	1,124	32,821
OM Group Inc*	2,228	54,675
PolyOne Corp	6,787	154,675
Quaker Chemical Corp	909	52,186
A Schulman Inc	2,273	71,259
Schweitzer-Mauduit International Inc	2,492	91,830
Stepan Co	1,122	68,711
Stillwater Mining Co*	8,267	107,801
Wausau Paper Corp	3,194	31,525
Zep Inc	1,342	20,076
Total Basic Materials		1,747,681

Communications (4.58%)
Anixter International Inc	2,047	141,078
Arris Group Inc*	8,093	140,413
Atlantic Tele-Network Inc	630	29,610
Black Box Corp	1,103	26,759
Blucora Inc*	2,877	44,594
Blue Nile Inc*	1,051	35,660
Cbeyond Inc*	1,695	11,899
Cincinnati Bell Inc*	14,029	45,594
comScore Inc*	1,837	29,282
Comtech Telecommunications Corp	1,983	53,105
Dealertrack Technologies Inc*	3,037	89,561
Dice Holdings Inc*	3,715	35,813
Digital Generation Inc*	1,808	14,012
Digital River Inc*	2,536	36,113
Dolan Co/The*	2,121	6,172
EW Scripps Co*	1,800	19,458
General Communication Inc*	2,942	24,860
Harmonic Inc*	8,338	47,443
Harte-Hanks Inc	3,096	22,508
HealthStream Inc*	1,397	29,882
Ixia*	3,738	75,807
Liquidity Services Inc*	1,721	58,600
LogMeIn Inc*	1,585	28,308
Lumos Networks Corp	906	10,347
NETGEAR Inc*	2,491	84,819
NIC Inc	4,162	73,751
NTELOS Holdings Corp	906	11,307
Nutrisystem Inc	1,800	14,814
OpenTable Inc*	1,609	$89,460
Oplink Communications Inc*	1,360	20,890
PC-Tel Inc	942	6,519
Perficient Inc*	1,900	22,002
Procera Networks Inc*	1,380	16,146
QuinStreet Inc*	1,826	10,463
Sourcefire Inc*	2,132	114,339
Stamps.com Inc*	1,100	26,829
Symmetricom Inc*	2,100	10,374
United Online Inc	5,300	31,270
USA Mobility Inc	1,400	16,268
VASCO Data Security International Inc*	2,046	16,920
ViaSat Inc*	3,352	157,410
Websense Inc*	2,754	41,282
XO Group Inc*	1,600	14,640
Total Communications		1,836,381

Consumer, Cyclical (16.18%)
Allegiant Travel Co	1,000	80,290
Arctic Cat Inc*	1,013	36,802
Big 5 Sporting Goods Corp	1,300	20,267
Biglari Holdings Inc*	103	38,561
BJ's Restaurants Inc*	1,643	50,588
Boyd Gaming Corp*	4,007	26,326
Brown Shoe Co Inc	2,695	44,198
Brunswick Corp/DE	6,164	224,615
Buckle Inc/The	1,889	84,646
Buffalo Wild Wings Inc*	1,323	104,107
Callaway Golf Co	3,839	25,798
Casey's General Stores Inc	3,031	171,524
Cash America International Inc	2,136	108,167
Cato Corp/The	1,862	47,779
CEC Entertainment Inc	1,417	42,864
Children's Place Retail Stores Inc/The*	1,875	85,238
Christopher & Banks Corp*	1,875	11,344
Coinstar Inc*	2,297	117,583
Coldwater Creek Inc*	1,433	5,144
Cracker Barrel Old Country Store Inc	1,672	125,868
Crocs Inc*	6,066	91,961
DTS Inc/CA*	1,151	22,905
DineEquity Inc*	1,133	79,185
Dorman Products Inc	1,907	66,669
Ethan Allen Interiors Inc	1,913	53,449
Ezcorp Inc*	3,603	74,510
Fifth & Pacific Cos Inc*	8,052	145,661
First Cash Financial Services Inc*	2,107	111,481
Fred's Inc	2,610	35,418
G&K Services Inc	1,371	57,130
Genesco Inc*	1,705	100,049
Group 1 Automotive Inc	1,718	99,197
Haverty Furniture Cos Inc	1,157	21,231
Hibbett Sports Inc*	2,017	106,578
Hot Topic Inc	2,397	25,888
Iconix Brand Group Inc*	5,255	124,123
Interface Inc	4,469	81,827
Interval Leisure Group Inc	2,925	61,045
Jack in the Box Inc*	3,444	109,037
JAKKS Pacific Inc	1,604	19,537
Jos A Bank Clothiers Inc*	1,993	82,710
Kirkland's Inc*	1,134	13,200
K-Swiss Inc*	1,713	$8,068
La-Z-Boy Inc	3,743	68,572
Lithia Motors Inc	1,577	64,815
Lumber Liquidators Holdings Inc*	1,925	113,941
M/I Homes Inc*	1,454	33,297
Maidenform Brands Inc*	1,687	32,374
Marcus Corp	1,435	17,521
MarineMax Inc*	800	10,360
Marriott Vacations Worldwide Corp*	2,031	83,799
Men's Wearhouse Inc/The	3,812	107,193
Meritage Homes Corp*	2,050	83,005
Mobile Mini Inc*	3,247	87,409
Monarch Casino & Resort Inc*	600	6,036
Multimedia Games Holding Co Inc*	1,431	26,760
MWI Veterinary Supply Inc*	903	114,013
OfficeMax Inc	6,168	73,831
Oxford Industries Inc	1,015	49,339
Papa John's International Inc*	1,264	65,741
Pep Boys-Manny Moe & Jack/The	3,075	34,225
Perry Ellis International Inc	700	11,354
PetMed Express Inc	1,300	16,445
Pinnacle Entertainment Inc*	4,467	62,538
Pool Corp	3,525	161,163
Quiksilver Inc*	9,389	58,681
Red Robin Gourmet Burgers Inc*	1,127	48,326
Ruby Tuesday Inc*	4,509	33,096
rue21 inc*	1,088	29,376
Ruth's Hospitality Group Inc*	2,518	22,813
Ryland Group Inc/The	3,184	113,732
ScanSource Inc*	1,941	58,249
Select Comfort Corp*	4,002	82,161
SHFL Entertainment Inc*	3,655	57,968
Skechers U.S.A. Inc*	2,470	51,623
SkyWest Inc	3,479	48,706
Sonic Automotive Inc	2,552	57,012
Sonic Corp*	3,769	42,552
Spartan Motors Inc	1,900	10,051
Stage Stores Inc	2,706	66,811
Standard Motor Products Inc	1,388	34,325
Standard Pacific Corp*	7,590	61,783
Stein Mart Inc	1,360	11,574
Steven Madden Ltd*	2,903	127,993
Superior Industries International Inc	1,678	36,497
Texas Roadhouse Inc	4,235	81,905
Finish Line Inc/The	3,854	69,796
Titan International Inc	3,378	71,310
Toro Co/The	4,388	197,899
True Religion Apparel Inc	1,828	48,789
Tuesday Morning Corp*	2,971	26,442
UniFirst Corp/MA	1,059	88,469
United Stationers Inc	3,342	120,980
Universal Electronics Inc*	800	15,632
Vitamin Shoppe Inc*	2,116	111,196
VOXX International Corp*	1,050	10,448
Winnebago Industries Inc*	1,700	32,946
Wolverine World Wide Inc	3,581	151,118
Zale Corp*	2,067	8,123
Zumiez Inc*	1,300	29,770
Total Consumer, Cyclical		6,484,451

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Consumer, Non-Cyclical (16.65%)
Abaxis Inc	1,625	$68,933
ABIOMED Inc*	2,555	40,982
ABM Industries Inc	3,436	77,997
Acorda Therapeutics Inc*	2,855	84,936
Affymetrix Inc*	4,911	19,988
Air Methods Corp	2,415	108,168
Akorn Inc*	4,807	66,337
Align Technology Inc*	4,938	155,250
Alliance One International Inc*	4,676	17,441
Almost Family Inc	422	8,689
Amedisys Inc*	2,128	24,046
American Greetings Corp	2,251	36,466
American Public Education Inc*	1,343	52,350
AMN Healthcare Services Inc*	3,160	44,556
Amsurg Corp*	2,051	61,940
Andersons Inc/The	1,335	65,522
Arbitron Inc	1,954	91,525
Arqule Inc*	3,181	7,825
B&G Foods Inc	3,703	108,868
Bio-Reference Labs Inc*	1,534	40,620
Blyth Inc	708	10,117
Boston Beer Co Inc/The*	658	102,273
Calavo Growers Inc	699	19,677
Cal-Maine Foods Inc	800	32,392
Cambrex Corp*	2,109	24,275
Cantel Medical Corp	1,518	47,255
Capella Education Co*	1,176	37,232
Cardtronics Inc*	3,148	82,981
Career Education Corp*	3,636	11,635
CDI Corp	607	9,991
Centene Corp*	3,583	161,307
Central Garden and Pet Co*	3,900	34,047
Chemed Corp	1,524	117,638
CONMED Corp	1,925	59,887
Consolidated Graphics Inc*	696	26,866
Corinthian Colleges Inc*	5,867	12,497
Corvel Corp*	500	24,020
Cross Country Healthcare Inc*	1,840	10,488
CryoLife Inc	1,813	11,114
Cubist Pharmaceuticals Inc*	4,545	192,844
Cyberonics Inc*	1,759	80,474
Diamond Foods Inc	1,527	23,714
Emergent Biosolutions Inc*	1,553	24,056
Ensign Group Inc/The	1,237	38,743
Enzo Biochem Inc*	1,519	4,557
ExlService Holdings Inc*	1,844	55,818
Forrester Research Inc	996	27,350
Gentiva Health Services Inc*	1,927	20,272
Geo Group Inc/The	5,160	178,226
Greatbatch Inc*	1,517	41,065
Haemonetics Corp*	3,668	151,305
Hain Celestial Group Inc/The*	3,105	169,999
Hanger Inc*	2,395	71,036
Healthcare Services Group Inc	4,779	115,174
Healthways Inc*	1,971	25,327
Heartland Payment Systems Inc	2,657	82,633
Heidrick & Struggles International Inc	972	13,219
Helen of Troy Ltd*	2,216	$82,169
Hi-Tech Pharmacal Co Inc	736	27,239
ICU Medical Inc*	855	48,530
Insperity Inc	1,536	43,546
Integra LifeSciences Holdings Corp*	1,486	60,540
Inter Parfums Inc	1,098	27,516
Invacare Corp	2,104	30,529
IPC The Hospitalist Co Inc*	1,130	47,121
J&J Snack Foods Corp	1,032	71,435
Kelly Services Inc	1,581	27,920
Kindred Healthcare Inc*	3,771	42,499
Korn/Ferry International*	3,414	63,193
Landauer Inc	600	35,226
LHC Group Inc*	1,000	20,320
Lincoln Educational Services Corp	1,526	9,629
Live Nation Entertainment Inc*	10,034	106,260
Luminex Corp*	2,720	45,914
Magellan Health Services Inc*	2,257	116,371
MAXIMUS Inc	2,478	180,349
Medifast Inc*	932	21,604
Meridian Bioscience Inc	2,957	62,688
Merit Medical Systems Inc*	2,243	26,737
Molina Healthcare Inc*	1,850	59,034
Momenta Pharmaceuticals Inc*	3,238	41,252
Monro Muffler Brake Inc	2,193	81,251
Nash Finch Co	881	16,889
Natus Medical Inc*	2,086	26,492
Navigant Consulting Inc*	3,400	43,282
Neogen Corp*	1,668	78,096
NuVasive Inc*	2,750	51,068
On Assignment Inc*	3,070	67,110
Palomar Medical Technologies Inc*	1,267	13,988
PAREXEL International Corp*	4,229	146,704
PharMerica Corp*	1,800	25,794
Prestige Brands Holdings Inc*	3,400	80,886
Questcor Pharmaceuticals Inc	4,322	140,897
Resources Connection Inc	2,990	36,508
Salix Pharmaceuticals Ltd*	4,028	196,768
Sanderson Farms Inc	1,357	68,841
Seneca Foods Corp*	660	20,143
Snyders-Lance Inc	3,213	79,554
Spartan Stores Inc	1,300	21,658
Spectrum Pharmaceuticals Inc	3,664	41,770
SurModics Inc*	809	20,516
Symmetry Medical Inc*	2,200	22,946
TeleTech Holdings Inc*	1,900	35,549
Medicines Co/The*	3,853	122,564
TreeHouse Foods Inc*	2,461	143,698
TrueBlue Inc*	2,823	54,738
Universal Technical Institute Inc	1,300	15,158
Viad Corp	1,409	38,691
ViroPharma Inc*	5,643	140,736
WD-40 Co	1,126	61,040
West Pharmaceutical Services Inc	2,406	145,371
Total Consumer, Non-Cyclical		6,670,270

Energy (3.78%)
Approach Resources Inc*	2,359	58,385
Basic Energy Services Inc*	1,681	$24,593
C&J Energy Services Inc*	3,104	75,117
Carrizo Oil & Gas Inc*	2,590	60,839
Cloud Peak Energy Inc*	4,346	74,490
Comstock Resources Inc*	3,189	45,029
Contango Oil & Gas Co	893	34,613
Exterran Holdings Inc*	4,618	116,512
Gulf Island Fabrication Inc	900	21,429
Gulfport Energy Corp*	3,529	144,512
Hornbeck Offshore Services Inc*	2,267	96,348
ION Geophysical Corp*	10,598	70,371
Lufkin Industries Inc	2,393	155,018
Matrix Service Co*	1,500	23,340
PDC Energy Inc*	2,154	100,463
Penn Virginia Corp	3,836	15,613
PetroQuest Energy Inc*	4,015	15,418
Pioneer Energy Services Corp*	3,915	34,178
SEACOR Holdings Inc	1,546	107,415
Stone Energy Corp*	3,374	68,998
SunCoke Energy Inc*	4,989	82,269
Swift Energy Co*	2,894	39,127
TETRA Technologies Inc*	5,529	51,033
Total Energy		1,515,110

Financial (19.45%)
Acadia Realty Trust	3,495	94,085
AMERISAFE Inc*	1,249	40,742
Bank Mutual Corp	3,500	20,020
Bank of the Ozarks Inc	2,093	80,350
Banner Corp	1,237	36,751
BBCN Bancorp Inc	5,555	68,771
Boston Private Financial Holdings Inc	5,516	50,361
Brookline Bancorp Inc	4,990	45,409
Calamos Asset Management Inc	1,436	16,054
Cedar Realty Trust Inc	2,600	14,924
City Holding Co	946	35,872
Colonial Properties Trust	5,839	125,888
Columbia Banking System Inc	2,734	54,680
Community Bank System Inc	2,657	76,708
Cousins Properties Inc	6,455	62,743
CVB Financial Corp	6,267	66,430
DiamondRock Hospitality Co	13,895	124,220
Dime Community Bancshares Inc	1,914	27,198
EastGroup Properties Inc	1,946	110,552
eHealth Inc*	1,639	25,454
Employers Holdings Inc	3,092	64,963
Encore Capital Group Inc*	1,642	48,521
EPR Properties	3,235	157,835
FNB Corp/PA	9,948	113,009
Financial Engines Inc*	2,893	94,543
First BanCorp/Puerto Rico*	4,990	27,295
First Commonwealth Financial Corp	7,457	54,212
First Financial Bancorp	4,036	61,872
First Financial Bankshares Inc	2,100	93,660
First Midwest Bancorp Inc/IL	5,380	67,250
Forestar Group Inc*	2,556	44,526
Franklin Street Properties Corp	5,114	70,318
Getty Realty Corp	1,740	34,591

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Glacier Bancorp Inc	5,190	$90,514
Government Properties Income Trust	3,071	81,259
Hanmi Financial Corp*	2,241	38,075
Healthcare Realty Trust Inc	6,123	162,871
HFF Inc	2,314	42,485
Higher One Holdings Inc*	2,333	20,857
Home BancShares Inc/AR	1,581	53,517
Horace Mann Educators Corp	2,400	49,104
Independent Bank Corp/Rockland MA	1,385	43,891
Infinity Property & Casualty Corp	809	45,458
Inland Real Estate Corp	5,527	53,391
Interactive Brokers Group Inc	2,600	38,246
Investment Technology Group Inc*	2,751	33,315
Kilroy Realty Corp	5,264	277,728
Kite Realty Group Trust	4,572	30,129
LaSalle Hotel Properties	5,972	151,629
Lexington Realty Trust	9,737	111,586
LTC Properties Inc	2,154	83,080
MarketAxess Holdings Inc	2,653	103,626
MB Financial Inc	3,877	91,924
Meadowbrook Insurance Group Inc	3,842	27,009
Medical Properties Trust Inc	9,653	140,162
Mid-America Apartment Communities Inc	2,926	203,180
National Financial Partners Corp*	3,143	61,791
National Penn Bancshares Inc	8,667	84,937
Navigators Group Inc/The*	800	44,928
NBT Bancorp Inc	2,269	46,424
Northwest Bancshares Inc	7,350	91,802
Old National Bancorp/IN	6,839	92,327
Oritani Financial Corp	2,767	40,703
PacWest Bancorp	2,355	64,362
Parkway Properties Inc/Md	1,585	26,802
Pennsylvania Real Estate Investment Trust	3,850	69,493
Pinnacle Financial Partners Inc*	2,104	45,678
Piper Jaffray Cos*	1,018	39,264
Portfolio Recovery Associates Inc*	1,234	144,285
Post Properties Inc	3,859	184,229
PrivateBancorp Inc	4,223	75,634
ProAssurance Corp	4,402	206,410
Prospect Capital Corp	12,466	138,996
Provident Financial Services Inc	3,500	52,465
PS Business Parks Inc	1,301	96,261
RLI Corp	1,208	83,280
S&T Bancorp Inc	2,060	37,204
Sabra Health Care REIT Inc	2,638	69,722
Safety Insurance Group Inc	1,100	51,700
Saul Centers Inc	796	34,833
Selective Insurance Group Inc	3,893	86,580
Simmons First National Corp	1,247	31,350
Sovran Self Storage Inc	1,996	121,437
Sterling Bancorp/NY	2,227	22,649
Stewart Information Services Corp	1,267	29,331
Stifel Financial Corp*	3,669	126,727
Susquehanna Bancshares Inc	13,274	$154,377
SWS Group Inc*	1,780	11,410
Tanger Factory Outlet Centers	6,685	235,914
Texas Capital Bancshares Inc*	2,856	120,695
Tompkins Financial Corp	814	33,724
Tower Group Inc	2,994	55,838
TrustCo Bank Corp NY	6,679	34,798
UMB Financial Corp	2,165	98,702
Umpqua Holdings Corp	8,270	103,789
United Bankshares Inc/WV	3,257	84,682
United Community Banks Inc/GA*	3,286	35,390
United Fire Group Inc	1,500	36,870
Universal Health Realty Income Trust	868	49,571
Urstadt Biddle Properties Inc	1,400	29,582
ViewPoint Financial Group Inc	2,522	52,584
Virtus Investment Partners Inc*	412	69,220
Wilshire Bancorp Inc*	4,087	23,991
Wintrust Financial Corp	2,389	87,199
World Acceptance Corp*	1,143	89,954
Total Financial		7,792,737

Industrial (18.65%)
AAON Inc	1,200	28,872
AAR Corp	2,578	45,295
Actuant Corp	4,944	150,347
Advanced Energy Industries Inc*	2,791	50,350
Aegion Corp*	2,572	61,805
Aerovironment Inc*	1,045	23,115
Albany International Corp	1,699	48,523
AM Castle & Co*	759	12,470
American Science & Engineering Inc	603	37,712
Analogic Corp	900	66,771
AO Smith Corp	2,762	197,567
Apogee Enterprises Inc	1,775	45,777
Applied Industrial Technologies Inc	2,988	129,710
Arkansas Best Corp	1,834	21,164
Astec Industries Inc	1,314	46,792
AZZ Inc	1,608	71,813
Badger Meter Inc	981	49,796
Barnes Group Inc	3,255	86,616
Bel Fuse Inc	579	9,646
Belden Inc	3,409	171,678
Benchmark Electronics Inc*	4,413	76,874
Brady Corp	3,802	129,458
Briggs & Stratton Corp	3,633	88,863
Bristow Group Inc	2,619	152,583
Calgon Carbon Corp*	4,071	69,451
Checkpoint Systems Inc*	2,878	34,133
CIRCOR International Inc	1,124	46,848
Cognex Corp	2,975	122,540
Coherent Inc	1,686	97,383
Comfort Systems USA Inc	2,300	28,704
CTS Corp	1,721	16,866
Cubic Corp	1,138	47,500
Curtiss-Wright Corp	3,343	116,036
Cymer Inc*	2,176	215,163
Daktronics Inc	1,886	19,256
Darling International Inc*	8,110	135,356
Drew Industries Inc	1,200	$43,656
Dycom Industries Inc*	2,323	48,667
Eagle Materials Inc	3,190	205,149
Electro Scientific Industries Inc	1,841	20,269
EMCOR Group Inc	4,813	185,637
Encore Wire Corp	1,100	35,959
EnerSys Inc*	3,419	139,769
Engility Holdings Inc*	1,160	21,889
EnPro Industries Inc*	1,486	69,144
Era Group Inc*	1,546	31,214
ESCO Technologies Inc	1,736	70,412
Exponent Inc*	1,013	50,924
FARO Technologies Inc*	1,000	42,350
Federal Signal Corp*	4,325	33,735
FEI Co	2,783	176,275
Forward Air Corp	2,103	79,325
Franklin Electric Co Inc	1,365	88,821
GenCorp Inc*	4,277	51,538
Geospace Technologies Corp*	907	88,269
Gibraltar Industries Inc*	1,600	27,440
Griffon Corp	2,720	30,654
Haynes International Inc	874	45,011
Headwaters Inc*	4,351	40,943
Heartland Express Inc	3,631	49,273
Hillenbrand Inc	4,521	111,623
Hub Group Inc*	2,500	94,325
II-VI Inc*	3,686	63,878
Intermec Inc*	3,246	32,135
Intevac Inc*	1,100	5,258
iRobot Corp*	1,846	39,578
John Bean Technologies Corp	2,067	38,095
Kaman Corp	1,879	65,577
Kaydon Corp	2,247	56,197
Knight Transportation Inc	4,476	70,094
Koppers Holdings Inc	1,485	61,598
Lindsay Corp	905	77,332
Littelfuse Inc	1,627	107,659
LSB Industries Inc*	1,129	43,749
Lydall Inc*	745	11,220
Measurement Specialties Inc*	1,097	39,843
Methode Electronics Inc	2,454	32,172
Moog Inc*	3,279	147,424
Movado Group Inc	1,100	39,644
Mueller Industries Inc	2,732	145,288
Myers Industries Inc	2,549	37,521
National Presto Industries Inc	327	24,849
NCI Building Systems Inc*	1,018	16,644
Newport Corp*	2,500	40,875
Old Dominion Freight Line Inc*	5,030	180,829
Olympic Steel Inc	500	10,335
Orbital Sciences Corp*	4,203	62,120
Orion Marine Group Inc*	1,870	17,802
OSI Systems Inc*	1,366	78,723
Park Electrochemical Corp	1,318	33,345
Plexus Corp*	2,500	60,900
Powell Industries Inc*	616	35,857
Quanex Building Products Corp	2,706	53,876
Rofin-Sinar Technologies Inc*	2,059	54,708
Rogers Corp*	1,150	54,867
RTI International Metals Inc*	2,177	64,592

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Simpson Manufacturing Co Inc	2,893	$84,186
Standex International Corp	901	48,492
STR Holdings Inc*	2,759	5,518
Sturm Ruger & Co Inc	1,292	70,556
Teledyne Technologies Inc*	2,644	194,546
Tennant Co	1,324	61,791
Tetra Tech Inc*	4,496	129,755
Texas Industries Inc*	2,008	116,564
Tredegar Corp	1,471	36,010
TTM Technologies Inc*	3,120	25,584
Universal Forest Products Inc	1,405	57,015
Vicor Corp*	1,051	5,549
Watts Water Technologies Inc	2,113	99,184
Total Industrial		7,474,438

Technology (9.06%)
3D Systems Corp*	5,088	188,052
Agilysys Inc*	1,491	13,732
ATMI Inc*	2,001	43,822
Avid Technology Inc*	2,399	16,625
Blackbaud Inc	3,212	89,294
Bottomline Technologies de Inc*	2,622	71,135
Brooks Automation Inc	4,331	43,786
Cabot Microelectronics Corp	1,677	57,303
CACI International Inc*	2,194	111,345
Ceva Inc*	1,529	23,134
CIBER Inc*	5,122	22,793
Cirrus Logic Inc*	4,885	117,434
Cohu Inc	1,484	14,929
Computer Programs & Systems Inc	791	41,243
CSG Systems International Inc*	2,100	40,761
Digi International Inc*	1,689	16,654
Diodes Inc*	2,499	49,805
DSP Group Inc*	1,496	10,831
Ebix Inc	2,652	42,512
Electronics for Imaging Inc*	3,295	75,983
Entropic Communications Inc*	6,290	27,739
EPIQ Systems Inc	2,381	29,620
Exar Corp*	2,852	33,511
GT Advanced Technologies Inc*	8,450	24,167
Hittite Microwave Corp*	1,930	125,103
iGATE Corp*	2,019	38,583
Insight Enterprises Inc*	2,982	57,314
Interactive Intelligence Group Inc*	1,057	43,982
j2 Global Inc	3,311	118,135
Kopin Corp*	3,225	10,385
Kulicke & Soffa Industries Inc*	5,154	55,766
LivePerson Inc*	3,226	46,680
Manhattan Associates Inc*	1,548	108,143
Medidata Solutions Inc*	1,572	81,933
Mercury Systems Inc*	2,030	13,906
Micrel Inc	3,300	34,716
Microsemi Corp*	6,189	127,679
MicroStrategy Inc*	592	60,313
MKS Instruments Inc	3,734	101,341
Monolithic Power Systems Inc	2,491	61,254
Monotype Imaging Holdings Inc	2,612	$54,852
MTS Systems Corp	1,024	55,296
Nanometrics Inc*	1,246	18,379
Netscout Systems Inc*	2,530	64,338
Omnicell Inc*	2,000	36,040
Pericom Semiconductor Corp*	1,192	8,368
Power Integrations Inc	1,900	79,439
Progress Software Corp*	4,514	101,655
Quality Systems Inc	2,760	51,115
Radisys Corp*	829	3,474
Rubicon Technology Inc*	1,219	6,290
Rudolph Technologies Inc*	2,269	25,004
Sigma Designs Inc*	1,600	7,440
Super Micro Computer Inc*	1,744	20,405
Supertex Inc	890	20,105
Sykes Enterprises Inc*	2,956	43,926
Synaptics Inc*	2,272	78,975
Synchronoss Technologies Inc*	1,600	48,272
SYNNEX Corp*	1,729	65,927
Take-Two Interactive Software Inc*	6,173	90,373
Tessera Technologies Inc	3,684	65,723
TriQuint Semiconductor Inc*	11,743	55,192
Tyler Technologies Inc*	2,000	112,799
Ultratech Inc*	1,810	74,174
Veeco Instruments Inc*	2,931	93,528
Virtusa Corp*	1,414	29,623
Volterra Semiconductor Corp*	1,868	28,674
Total Technology		3,630,829

Utilities (3.82%)
ALLETE Inc	2,248	105,655
American States Water Co	1,344	71,178
Avista Corp	4,134	108,269
CH Energy Group Inc	1,008	65,651
El Paso Electric Co	2,842	94,781
Laclede Group Inc/The	1,463	59,632
New Jersey Resources Corp	2,989	133,190
Northwest Natural Gas Co	1,924	87,638
NorthWestern Corp	2,615	101,933
Piedmont Natural Gas Co Inc	5,013	161,619
South Jersey Industries Inc	2,157	118,937
Southwest Gas Corp	3,304	149,671
UIL Holdings Corp	3,440	134,710
UNS Energy Corp	2,938	138,145
Total Utilities		1,531,009

Total Common Stock (Cost $30,612,196)		38,682,906

Short-Term Investments (2.25%)

United States Treasury Bills (2.25%)	Par Value
United States T-Bill 4/11/2013, DN	$600,000	599,965
United States T-Bill 04/18/2013, DN	300,000	299,959
Total United States Treasury Bills		899,924

Total Short-Term Investments (Cost $899,924)		899,924

Security Description	Value (Note 1)
Total Investments (Cost $31,511,357) (98.78%)	$39,582,830
Other Net Assets (1.22%)	489,174
Net Assets (100.00%)	$40,072,004

*	Non-income producing security.

(a)	Futures contracts at February 28, 2013:
Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Appreciation
15 / MAR 2013 / Long	$64,068

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (99.37%)

Basic Materials (3.83%)
Chemicals (3.83%)
EI du Pont de Nemours & Co	19,286	$923,799
PPG Industries Inc	24,300	3,272,239
Praxair Inc	15,167	1,714,629
Sensient Technologies Corp	17,000	627,470
Total Basic Materials		6,538,137

Communications (5.85%)
Media (1.62%)
Walt Disney Co/The	50,535	2,758,705

Telecommunications (4.23%)
AT&T Inc	86,469	3,105,102
Rogers Communications Inc	20,140	956,449
Verizon Communications Inc	68,242	3,175,300
		7,236,851

Total Communications		9,995,556

Consumer, Cyclical (9.06%)
Auto Manufacturers (1.17%)
Ford Motor Co	158,000	1,992,380

Retail (7.89%)
CVS Caremark Corp	35,300	1,804,536
Home Depot Inc/The	46,150	3,161,275
McDonald's Corp	25,868	2,480,741
Ross Stores Inc	24,384	1,413,297
Starbucks Corp	34,400	1,885,808
Target Corp	43,339	2,728,623
		13,474,280

Total Consumer, Cyclical		15,466,660

Consumer, Non-Cyclical (22.28%)
Agriculture (2.85%)
AbbVie Inc	41,610	1,536,241
Altria Group Inc	52,900	1,774,795
Reynolds American Inc	35,584	1,554,309
		4,865,345

Beverages (1.48%)
PepsiCo Inc	33,600	2,545,872

Biotechnology (2.64%)
Celgene Corp*	27,935	2,882,333
Gilead Sciences Inc*	38,000	1,622,980
		4,505,313

Commercial Services (1.30%)
Lender Processing Services Inc	17,011	417,790
Moody's Corp	13,992	672,456
Paychex Inc	34,000	1,125,400
		2,215,646

Cosmetics / Personal Care (2.81%)
Colgate-Palmolive Co	10,200	1,167,186
Procter & Gamble Co/The	47,580	3,624,644
		4,791,830

Food (0.85%)
ConAgra Foods Inc	42,450	$1,447,970

Healthcare - Products (3.76%)
Baxter International Inc	45,886	3,101,894
Johnson & Johnson	43,800	3,333,618
		6,435,512

Healthcare - Services (2.80%)
Aetna Inc	20,984	990,235
HealthSouth Corp*	74,000	1,784,880
WellPoint Inc	32,300	2,008,414
		4,783,529

Household Products / Wares (0.93%)
Kimberly-Clark Corp	16,800	1,583,904

Pharmaceuticals (2.86%)
Abbott Laboratories	41,610	1,406,002
AmerisourceBergen Corp	45,612	2,152,886
Merck & Co Inc	30,900	1,320,357
		4,879,245

Total Consumer, Non-Cyclical		38,054,166

Energy (14.01%)
Oil & Gas (11.82%)
Anadarko Petroleum Corp	21,340	1,698,237
Apache Corp	25,626	1,903,243
BP PLC	51,700	2,088,680
Chevron Corp	56,524	6,621,786
ConocoPhillips	19,648	1,138,602
Devon Energy Corp	15,952	865,556
Exxon Mobil Corp	46,936	4,203,119
Royal Dutch Shell PLC	25,500	1,674,075
		20,193,298

Oil & Gas Services (1.88%)
Baker Hughes Inc	27,455	1,230,533
Schlumberger Ltd	25,500	1,985,175
		3,215,708

Pipelines (0.31%)
Spectra Energy Corp	18,000	522,720

Total Energy		23,931,726

Financial (16.26%)
Banks (9.68%)
Bank of America Corp	40,000	449,200
Bank of New York Mellon Corp/The	21,450	582,153
Goldman Sachs Group Inc/The	27,750	4,155,840
JPMorgan Chase & Co	110,198	5,390,885
State Street Corp	14,400	814,896
US Bancorp	60,600	2,059,188
Wells Fargo & Co	87,889	3,083,146
		16,535,308

Diversified Financial Services (2.77%)
BlackRock Inc	9,000	2,157,750
Morgan Stanley	70,450	1,588,648
NYSE Euronext	26,450	$986,056
		4,732,454

Insurance (3.02%)
Arthur J Gallagher & Co	32,400	1,246,752
Aspen Insurance Holdings Ltd	26,315	943,656
Marsh & McLennan Cos Inc	13,600	505,104
Principal Financial Group Inc	28,150	889,822
StanCorp Financial Group Inc	11,150	443,882
Travelers Cos Inc/The	14,000	1,125,880
		5,155,096

Savings & Loans (0.79%)
New York Community Bancorp Inc	100,000	1,350,000

Total Financial		27,772,858

Industrial (9.79%)
Aerospace/Defense (2.94%)
Boeing Co/The	17,000	1,307,300
Northrop Grumman Corp	8,600	564,848
Rockwell Collins Inc	12,400	745,364
United Technologies Corp	26,500	2,399,575
		5,017,087

Electronics (0.25%)
Agilent Technologies Inc	9,870	409,408

Machinery - Construction & Mining (1.53%)
Caterpillar Inc	28,342	2,617,951

Miscellaneous Manufacturing (3.12%)
3M Co	23,812	2,476,448
Barnes Group Inc	19,140	509,315
Danaher Corp	38,300	2,359,280
		5,345,043

Transportation (1.95%)
FedEx Corp	4,830	509,227
Seaspan Corp	25,000	482,500
Union Pacific Corp	5,475	750,677
United Parcel Service Inc	19,260	1,591,839
		3,334,243

Total Industrial		16,723,732

Technology (11.60%)
Computers (4.58%)
Apple Inc	8,700	3,840,180
Diebold Inc	11,000	310,640
EMC Corp/MA*	29,720	683,857
Hewlett-Packard Co	50,000	1,007,000
International Business Machines Corp	9,860	1,980,184
		7,821,861

Semiconductors (4.47%)
Analog Devices Inc	14,040	634,889
Intel Corp	122,563	2,555,439
KLA-Tencor Corp	10,440	571,694
Linear Technology Corp	26,180	1,001,123
QUALCOMM Inc	26,775	1,757,243

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co Ltd	30,000	$547,500
Texas Instruments Inc	16,500	567,105
		7,634,993

Software (2.55%)
Microsoft Corp	77,733	2,160,977
Oracle Corp	64,130	2,197,094
		4,358,071

Total Technology		19,814,925

Utilities (6.69%)
Electric (5.75%)
Ameren Corp	22,900	773,791
Consolidated Edison Inc	31,700	1,870,300
DTE Energy Co	7,000	467,600
Duke Energy Corp	26,999	1,869,681
Entergy Corp	11,946	743,758
Exelon Corp	18,746	580,939
FirstEnergy Corp	23,574	930,702
NextEra Energy Inc	11,200	804,944
PG&E Corp	15,000	639,600
Pinnacle West Capital Corp	11,000	615,340
Southern Co/The	11,500	$517,615
		9,814,270

Gas (0.94%)
AGL Resources Inc	5,867	234,445
NiSource Inc	27,000	747,900
Sempra Energy	8,050	625,967
		1,608,312

Total Utilities		11,422,582

Total Common Stock (Cost $115,336,248)		169,720,342

Short-Term Investments (0.35%)

United States Treasury Bills (0.35%)	Par Value
United States T-Bill 4/11/2013, DN	$600,000	599,965
Total United States Treasury Bills		599,965

Total Short-Term Investments (Cost $599,965)		599,965

Security Description	Value (Note 1)
Total Investments (Cost $115,936,213) (a) (99.72%)	$170,320,307
Other Net Assets (0.28%)	484,485
Net Assets (100.00%)	$170,804,792

*	Non-income producing security.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (98.90%)

Basic Materials (8.74%)
Chemicals (2.55%)
BASF SE	3,488	$328,604

Iron / Steel (0.45%)
APERAM	185	2,448
ArcelorMittal	3,700	55,426
		57,874

Mining (5.74%)
Anglo American PLC	11,403	165,344
BHP Billiton Ltd	4,500	336,870
Rio Tinto PLC	4,400	236,016
		738,230

Total Basic Materials		1,124,708

Communications (9.62%)
Telecommunications (9.62%)
Deutsche Telekom AG	11,525	123,318
France Telecom SA	7,700	75,152
Nokia OYJ	15,928	58,137
Telefonaktiebolaget LM Ericsson	12,888	157,362
Telefonica SA	18,495	240,805
Vodafone Group PLC	23,233	584,078
Total Communications		1,238,852

Consumer, Cyclical (1.77%)
Auto Manufacturers (1.77%)
Daimler AG	3,835	228,489

Total Consumer, Cyclical		228,489

Consumer, Non-Cyclical (31.96%)
Agriculture (3.32%)
British American Tobacco PLC	4,100	$427,548

Beverages (5.97%)
Anheuser-Busch InBev NV	4,700	441,753
Diageo PLC	2,735	327,407
		769,160

Food (8.72%)
Nestle SA	12,412	868,468
Unilever NV	6,508	253,291
		1,121,759

Pharmaceuticals (13.95%)
Bayer AG	1,515	150,864
Novartis AG	10,757	729,325
Roche Holding AG	9,632	552,588
Sanofi	7,700	363,516
		1,796,293

Total Consumer, Non-Cyclical		4,114,760

Energy (13.57%)
Oil & Gas (13.57%)
BP PLC	12,876	520,190
Eni SpA	7,482	340,581
Royal Dutch Shell PLC	7,220	473,993
Total SA	8,258	413,065
Total Energy		1,747,829

Financial (20.19%)
Banks (15.23%)
Banco Bilbao Vizcaya Argentaria SA	14,915	$144,825
Banco Santander SA	36,958	280,141
Barclays PLC	8,751	162,331
BNP Paribas SA	5,452	153,201
Deutsche Bank AG	5,544	253,527
HSBC Holdings PLC	11,565	641,164
Intesa Sanpaolo SpA	5,800	56,318
Societe Generale SA*	10,900	83,167
UBS AG	11,792	186,432
		1,961,106

Diversified Financial Services (0.85%)
Credit Suisse Group AG	4,053	108,458

Insurance (4.11%)
Allianz SE	18,157	248,751
AXA SA	6,984	120,683
ING Groep NV*	20,000	160,000
		529,434

Total Financial		2,598,998

Industrial (8.23%)
Building Materials (0.68%)
CRH PLC	4,000	86,920

Electronics (0.92%)
Koninklijke Philips Electronics NV	4,184	118,407

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Miscellaneous Manufacturing (6.63%)
Siemens AG	8,235	$854,628

Total Industrial		1,059,955

Technology (3.37%)
Semiconductors (1.14%)
ASML Holding NV	2,079	147,568

Software (2.23%)
SAP AG	3,667	286,759

Total Technology		434,327

Utilities (1.45%)
Electric (1.45%)
E.ON SE	6,935	116,092
GDF Suez	3,758	71,214

Total Utilities		187,306
Total Common Stock (Cost $13,044,988)		$12,735,224

Short-Term Investments (0.78%)

United States Treasury Bills (0.78%)	Par Value
United States T-Bill 04/18/2013, DN	$100,000	99,987
Total United States Treasury Bills		99,987

Total Short-Term Investments (Cost $99,986)		99,987

Total Investments (Cost $13,144,974) (a) (99.68%)		12,835,211
Other Net Assets (0.32%)		41,165
Net Assets (100.00%)		$12,876,376

*	Non-income producing security.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2013

Security Description	Shares	Value (Note 1)
Common Stock (91.27%)

Basic Materials (0.40%)
Chemicals (0.27%)
Sigma-Aldrich Corp	1,891	$145,721

Mining (0.13%)
Randgold Resources Ltd	829	68,699

Total Basic Materials		214,420

Communications (26.68%)
Internet (15.98%)
Amazon.com Inc*	7,248	1,915,429
Baidu Inc*	4,293	389,633
eBay Inc*	21,034	1,150,139
Expedia Inc	1,925	122,892
F5 Networks Inc*	1,217	114,921
Facebook Inc*	18,816	512,736
Google Inc*	3,252	2,605,503
Liberty Interactive Corp*	7,936	165,704
Netflix Inc*	855	160,808
priceline.com Inc*	850	584,443
Symantec Corp*	10,813	253,457
VeriSign Inc*	2,449	112,164
Yahoo! Inc*	18,248	388,865
		8,476,694

Media (6.24%)
Comcast Corp	34,270	1,363,603
DIRECTV*	10,688	514,841
News Corp	26,304	757,555
Sirius XM Radio Inc	80,215	248,667
Viacom Inc	7,257	424,244
		3,308,910

Telecommunications (4.46%)
Cisco Systems Inc	86,049	$1,794,122
Virgin Media Inc	4,208	195,251
Vodafone Group PLC	14,878	374,033
		2,363,406

Total Communications		14,149,010

Consumer, Cyclical (6.38%)
Auto Manufacturers (0.49%)
PACCAR Inc	5,445	258,257

Distribution / Wholesale (0.62%)
Fastenal Co	4,562	235,536
Fossil Inc*	937	96,295
		331,831

Lodging (0.34%)
Wynn Resorts Ltd	1,548	180,961

Retail (4.53%)
Bed Bath & Beyond Inc*	3,576	202,938
Costco Wholesale Corp	7,214	730,706
Dollar Tree Inc*	3,606	162,937
O'Reilly Automotive Inc*	1,831	186,286
Ross Stores Inc	3,475	201,411
Sears Canada Inc	797	7,412
Sears Holdings Corp*	1,639	73,755
Staples Inc	10,511	138,535
Starbucks Corp	12,709	696,706
		2,400,686

Toys / Games / Hobbies (0.40%)
Mattel Inc	5,251	213,978

Total Consumer, Cyclical		3,385,713

Consumer, Non-Cyclical (15.01%)
Beverages (0.48%)
Green Mountain Coffee Roasters Inc*	2,395	$114,385
Monster Beverage Corp*	2,795	140,952
		255,337

Biotechnology (7.93%)
Alexion Pharmaceuticals Inc*	2,974	257,965
Amgen Inc	12,565	1,148,568
Biogen Idec Inc*	3,990	663,697
Celgene Corp*	7,305	753,730
Gilead Sciences Inc*	24,868	1,062,112
Life Technologies Corp*	2,744	159,509
Vertex Pharmaceuticals Inc*	3,379	158,205
		4,203,786

Commercial Services (1.37%)
Apollo Group Inc*	1,739	29,337
Automatic Data Processing Inc	8,341	511,804
Paychex Inc	5,588	184,963
		726,104

Food (2.00%)
Mondelez International Inc	29,480	815,122
Whole Foods Market Inc	2,844	243,503
		1,058,625

Healthcare - Products (1.01%)
DENTSPLY International Inc	2,302	95,348
Henry Schein Inc*	1,386	123,659
Intuitive Surgical Inc*	626	319,191
		538,198

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2013

Security Description	Shares	Value (Note 1)
Pharmaceuticals (2.22%)
Express Scripts Holding Co*	13,505	$768,569
Mylan Inc/PA*	6,252	185,121
Perrigo Co	1,488	168,397
Warner Chilcott PLC	4,264	57,607
		1,179,694

Total Consumer, Non-Cyclical		7,961,744

Industrial (1.09%)
Electronics (0.34%)
Flextronics International Ltd*	10,251	68,169
Garmin Ltd	3,088	106,042
		174,211

Environmental Control (0.24%)
Stericycle Inc*	1,319	126,518

Transportation (0.51%)
CH Robinson Worldwide Inc	2,526	144,033
Expeditors International of Washington Inc	3,296	128,050
		272,083

Total Industrial		572,812

Technology (41.71%)
Computers (14.87%)
Apple Inc	14,678	6,478,869
Cognizant Technology Solutions Corp*	4,599	353,065
Dell Inc	26,721	372,758
NetApp Inc*	5,596	189,313
Research In Motion Ltd*	7,952	106,159
SanDisk Corp*	3,720	187,450
Seagate Technology PLC	6,188	199,006
		7,886,620

Semiconductors (11.54%)
Altera Corp	5,009	177,419
Applied Materials Inc	19,554	267,890
Avago Technologies Ltd	3,772	129,078
Broadcom Corp	7,810	266,399
Intel Corp	80,422	1,676,799
KLA-Tencor Corp	2,565	140,459
Lam Research Corp*	2,854	120,724
Linear Technology Corp	3,605	137,855
Marvell Technology Group Ltd	8,679	87,658
Maxim Integrated Products Inc	4,569	142,461
Microchip Technology Inc	3,033	$110,614
Micron Technology Inc*	15,674	131,505
NVIDIA Corp	9,542	120,802
QUALCOMM Inc	27,374	1,796,556
Texas Instruments Inc	19,219	660,557
Xilinx Inc	4,105	152,993
		6,119,769

Software (15.30%)
Activision Blizzard Inc	17,116	244,759
Adobe Systems Inc*	7,575	297,698
Akamai Technologies Inc*	2,731	100,938
Autodesk Inc*	3,540	129,989
BMC Software Inc*	2,456	98,412
CA Inc	7,225	176,940
Cerner Corp*	2,636	230,545
Check Point Software Technologies Ltd*	3,206	168,347
Citrix Systems Inc*	2,880	204,192
Electronic Arts Inc*	4,904	85,967
Fiserv Inc*	2,089	171,528
Intuit Inc	4,523	291,643
Microsoft Corp	128,295	3,566,600
Nuance Communications Inc*	4,742	87,300
Oracle Corp	65,956	2,259,653
		8,114,511

Total Technology		22,120,900

Total Common Stock (Cost $36,541,333)		48,404,599

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	50	81
Total Preferred Stock (Cost $57)		81

Short-Term Investments (6.78%)

United States Treasury Bills (6.78%)	Par Value
United States T-Bill 4/11/2013, DN	$2,900,000	2,899,830
United States T-Bill 04/18/2013, DN	700,000	699,904
Total United States Treasury Bills		3,599,734

Total Short-Term Investments (Cost $3,599,734)		3,599,734

Security Description	Value (Note 1)
Total Investments (Cost $40,141,124) (a) (98.05%)	$52,004,414
Other Net Assets (1.95%)	1,032,870
Net Assets (100.00%)	$53,037,284

*	Non-income producing security.

(a)	Futures contracts at February 28, 2013:
Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Appreciation
86 / MAR 2013 / Long	$43,315

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2013 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$99,383,136	$4,300,228	$40,205,872	$33,508,377	$9,766,744	$70,992,353
Market value of investments (Note 1)	106,000,642	4,299,764	40,205,872	35,530,012	9,799,602	70,992,353
Cash	12,011	64,430	14,924	25,161	14,133	29,347
Interest receivable	1,236,488	—	15,794	239,324	14,490	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	125,656	—	3,628	4,976	—	417,003
Receivable from investment advisor	—	—	5,781	—	—	11,123
Prepaid expenses	—	—	—	—	—	—
Total assets	$107,374,797	$4,364,194	$40,245,999	$35,799,473	$9,828,225	$71,449,826

Liabilities
Payable for investments purchased	1,793,376	—	—	—	—	—
Payable for fund shares repurchased	754	111,356	262,583	1,189	480	26,884
Payable to investment advisor	39,024	1,789	—	9,739	285	—
Distributions payable	71,300	—	—	984	—	—
Accrued 12b-1 fees	—	—	—	1,851	440	49
Accrued shareholder service fees	—	—	—	1,846	450	77
Accrued administration fees	7,210	330	2,759	2,524	709	5,144
Accrued expenses	9,563	9,459	4,920	5,076	12	449
Total liabilities	$1,921,227	$122,934	$270,262	$23,209	$2,376	$32,603

Net assets	$105,453,570	$4,241,260	$39,975,737	$35,776,264	$9,825,849	$71,417,223

Net assets at February 29, 2013 consist of
Paid-in capital	98,678,620	4,263,036	39,975,737	34,620,566	9,804,070	71,417,016
Undistributed net investment income	201,714	(4,454)	—	31,917	(4,268)	—
Accumulated net realized gains (losses)	(44,270)	(16,858)	—	(897,854)	(6,811)	207
Unrealized appreciation (depreciation) of investments	6,617,506	(464)	—	2,021,635	32,858	—
Total net assets	$105,453,570	$4,241,260	$39,975,737	$35,776,264	$9,825,849	$71,417,223

Net assets
Direct Shares	$105,453,570	$4,241,260	$39,975,737	$26,408,560	$7,825,464	$68,722,791
A Shares	$—	$—	$—	$1,178,523	$—	$—
K Shares	$—	$—	$—	$8,189,181	$2,000,385	$2,694,432

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,841,841	414,015	40,022,364	2,457,195	767,001	68,724,710
A Shares (no par value, unlimited shares authorized)	—	—	—	109,424	—	—
K Shares (no par value, unlimited shares authorized)	—	—	—	760,136	196,046	2,692,723

Net asset value per share
Direct Shares	$11.93	$10.24	$1.00	$10.75	$10.20	$1.00
A Shares	$—	$—	$—	$10.77	$—	$—
K Shares	$—	$—	$—	$10.77	$10.20	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2013 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Assets
Investments in securities
Cost of investments	$74,330,003	$93,374,232	$31,511,357	$115,936,213	$13,144,974	$40,141,124
Market value of investments (Note 1)	114,320,638	143,646,839	39,582,830	170,320,307	12,835,211	52,004,414
Cash	1,614,517	173,114	470,406	81,500	10,344	1,061,354
Interest receivable	—	—	—	—	—	—
Dividend receivable	248,822	143,235	28,320	576,500	42,148	67,795
Receivable for fund shares sold	974	187,969	5,266	7,143	—	60,148
Receivable for investments sold	55,745	1,131,866	724,302	—	—	—
Variation margin receivable	—	—	1,650	—	—	—
Prepaid Expenses	9,685	9,502	6,471	—	—	4,500
Total assets	$116,250,381	$145,292,525	$40,819,245	$170,985,450	$12,887,703	$53,198,211

Liabilities
Payable for investments purchased	241,960	1,076,229	728,650	—	—	—
Payable for fund shares repurchased	4,740	5,000	1,045	33,578	1,165	140,963
Payable to investment advisor	7,763	35,604	10,090	65,547	4,276	4,904
Fund Income Distribution Pay				5
Variation margin payable	26,625	1,760	—	—	—	4,263
Accrued 12b-1 fees	1,766	1,512	2,142	4,909	1,170	1,875
Accrued shareholder service fees	3,210	1,679	2,472	2,541	1,451	5,169
Accrued administration fees	8,159	10,175	2,842	12,086	927	3,753
Accrued expenses	—	—	—	61,992	2,338	—
Total liabilities	$294,223	$1,131,959	$747,241	$180,658	$11,327	$160,927

Net assets	$115,956,158	$144,160,566	$40,072,004	$170,804,792	$12,876,376	$53,037,284

Net assets at February 29, 2012 consist of
Paid-in capital	74,743,246	90,785,646	29,983,908	136,248,265	13,586,072	46,704,619
Undistributed net investment income	590,282	266,338	53,057	534,382	46,814	167,794
Accumulated net realized gain (loss)	(203,940)	2,832,005	1,899,498	(20,361,949)	(446,747)	(5,741,734)
Unrealized appreciation (depreciation) of investments	39,990,635	50,272,607	8,071,473	54,384,094	(309,763)	11,863,290
Unrealized appreciation of futures contracts	835,935	3,970	64,068	—	—	43,315
Total net assets	$115,956,158	$144,160,566	$40,072,004	$170,804,792	$12,876,376	$53,037,284

Net assets
Direct Shares	$107,201,475	$136,852,366	$29,473,462	$149,710,219	$7,167,489	$43,699,933
A Shares	$—	$—	$—	$13,657,895	$—	$—
K Shares	$8,754,683	$7,308,200	$10,598,542	$7,436,678	$5,708,887	$9,337,350

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,442,329	5,543,904	1,683,543	7,533,317	878,399	6,220,476
A Shares (no par value, unlimited shares authorized)	—	—	—	687,731	—	—
K Shares (no par value, unlimited shares authorized)	280,604	297,578	613,839	376,873	698,522	1,364,702

Net asset value per share
Direct Shares	$31.14	$24.69	$17.51	$19.87	$8.16	$7.03
A Shares	$—	$—	$—	$19.86	$—	$—
K Shares	$31.20	$24.56	$17.27	$19.73	$8.17	$6.84

See accompanying notes to financial statements.

Statements of Operations February 28, 2013 (Unaudited)

	California Tax-Free Income Fund	California Insured Intermediate Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$2,082,861	$118,186	$21,913	$446,396	$33,250	$32,933
Total	2,082,861	118,186	21,913	446,396	33,250	32,933

Expenses
Management fees (Note 2)	256,547	23,958	86,806	90,057	26,232	192,071
Administration fees (Note 2)	47,724	4,461	16,100	16,696	4,864	35,658
Transfer agent fees	12,099	8,062	10,219	18,539	8,029	18,032
Accounting services	20,946	6,224	10,048	11,728	6,755	16,255
Custodian fees	4,098	866	1,910	2,092	946	3,510
Legal, audit, and compliance fees (Note 2)	18,315	10,901	8,095	8,348	4,081	14,892
Trustees fees	1,675	1,896	1,808	1,693	1,642	1,675
Insurance	1,588	354	537	548	161	1,156
Printing	1,751	851	2,273	2,282	967	3,684
Registration and dues	1,666	1,215	1,518	5,904	994	5,318
12b-1 fees (Note 2)	—	—	—	11,796	2,524	—
Shareholder service fees (Note 2)	—	—	—	10,167	2,524	—
Total expenses	366,409	58,788	139,314	179,850	59,719	292,251
Less reimbursement from manager (Note 2)	—	(10,384)	(117,401)	(24,616)	(23,718)	(259,318)
Net expenses	366,409	48,404	21,913	155,234	36,001	32,933
Net investment income	1,716,452	69,782	—	291,162	(2,751)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	82,659	214,150	—	8,144	3,208	238
Change in unrealized appreciation (depreciation) of investments	279,538	(287,842)	—	(617,119)	(14,539)	—
Net realized and unrealized gain (loss) of investments	362,197	(73,692)	—	(608,975)	(11,331)	238
Net increase (decrease) in net assets resulting from operations	$2,078,649	$(3,910)	$—	$(317,813)	$(14,082)	$238

See accompanying notes to financial statements.

Statements of Operations February 28, 2013 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
Investment income
Interest income	$2,946	$150	$266	$524	$1	$874
Dividend income (net of foreign tax witheld: $179; $0; $38; $8,994; $32636; $465 respectively)	1,165,682	1,137,515	336,629	2,292,183	178,456	401,909
Total	1,168,628	1,137,665	336,895	2,292,707	178,457	402,783

Expenses
Management fees (Note 2)	129,757	266,667	93,167	405,736	52,910	119,157
Administration fees (Note 2)	48,102	61,738	17,270	75,220	5,769	22,086
Transfer agent fees	18,900	19,485	14,435	127,736	11,166	20,836
Accounting services	29,048	34,600	21,145	31,667	7,097	11,960
Custodian fees	5,031	6,069	2,338	6,164	1,060	2,530
Legal, audit, and compliance fees (Note 2)	19,470	24,387	8,733	28,785	4,651	10,526
Trustees fees	1,823	1,756	1,778	1,721	1,780	1,813
Insurance	1,520	2,057	569	2,488	183	735
Printing	5,271	5,093	3,432	19,081	1,617	2,867
Registration and dues	6,993	8,250	3,272	16,396	1,925	7,199
12b-1 fees (Note 2)	10,412	8,486	12,476	25,222	7,003	11,733
Shareholder service fees (Note 2)	10,412	8,486	12,476	8,635	7,003	11,733
Licensing fee	5,274	5,123	519	—	—	2,637
Total expenses	292,013	452,197	191,610	748,851	102,164	225,812
Less reimbursement from manager (Note 2)	(84,844)	(48,580)	(28,778)	—	(25,911)	(85,592)
Net expenses	207,169	403,617	162,832	748,851	76,253	140,220
Net investment income	961,459	734,048	174,063	1,543,856	102,204	262,563

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	184,634	3,113,629	1,977,076	2,936,313	935	(289,291)
Net realized gain (loss) from futures contracts	651,010	151,285	126,620	—	—	(426,680)
Change in unrealized appreciation (depreciation) of investments	7,090,823	13,969,562	2,015,589	12,187,701	1,160,359	695,452
Change in unrealized appreciation (depreciation) of futures contracts	805,990	(49,870)	11,355	—	—	(1,355)
Net realized and unrealized gain (loss) on investments	8,732,457	17,184,606	4,130,640	15,124,014	1,161,294	(21,874)
Net increase (decrease) in net assets resulting from operations	$9,693,916	$17,918,654	$4,304,703	$16,667,870	$1,263,498	$240,689

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2013 (Unaudited)

	California Tax-Free Income Fund		California Insured Intermediate Fund		California Tax-Free Money Market Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$1,716,452	$3,545,583	$69,782	$280,206	$—	$—
Net realized gain (loss) on investments	82,659	19,415	214,150	(24,356)	—	—
Change in unrealized appreciation (depreciation) of investments	279,538	4,370,486	(287,842)	34,599	—	—
Net increase (decrease) in net assets resulting from operations	2,078,649	7,935,484	(3,910)	290,449	—	—

Distributions to shareholders
Distributions from net investment income	(1,722,783)	(3,524,672)	(76,180)	(279,296)	—	—
Distributions from realized capital gains on investments	—	—	(145,078)	(117)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(688,755)	2,152,501	(7,116,180)	(766,693)	6,731,768	(11,229,281)
Total increase (decrease)	(332,889)	6,563,313	(7,341,348)	(755,657)	6,731,768	(11,229,281)

Net assets
Beginning of period	105,786,459	99,223,146	11,582,608	12,338,265	33,243,969	44,473,250
End of period	$105,453,570	$105,786,459	$4,241,260	$11,582,608	$39,975,737	$33,243,969
Including undistributed net investment income of:	$201,714	$208,045	$(4,454)	$1,945	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$291,162	$638,052	$(2,751)	$50,151	$—	$—
Net realized gain (loss) on investments	8,144	3,810	3,208	13,221	238	(31)
Change in unrealized appreciation (depreciation) of investments	(617,119)	449,414	(14,539)	(106,356)	—	—
Net increase (decrease) in net assets resulting from operations	(317,813)	1,091,276	(14,082)	(42,984)	238	(31)

Distributions to shareholders
Distributions from net investment income
Direct shares	(229,998)	(498,888)	(2,554)	(49,110)	—	—
A shares	(8,574)	(17,153)	—	—	—	—
B shares	—	(1,843)	—	—	—	—
K shares	(50,928)	(111,669)	—	(491)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(10,794)	(21,824)	—	—
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(2,586)	(6,501)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(108,437)	(2,170,632)	(1,225,020)	(3,541,538)	(5,707,822)	12,018,641
Total increase (decrease)	(715,750)	(1,708,909)	(1,255,036)	(3,662,448)	(5,707,585)	12,018,610

Net assets
Beginning of period	36,492,014	38,200,923	11,080,885	14,743,333	77,124,808	65,106,198
End of period	$35,776,264	$36,492,014	$9,825,849	$11,080,885	$71,417,223	$77,124,808
Including undistributed net investment income of:	$31,917	$30,256	$(4,268)	$1,037	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2013 (Unaudited) (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$961,459	$1,626,072	$734,048	$983,848	$174,063	$164,221
Net realized gain (loss) on investments	184,634	(87,226)	3,113,629	8,619,284	1,977,076	(165,516)
Net realized gain (loss) on futures contracts	651,010	203,100	151,285	185,616	126,620	45,165
Change in unrealized appreciation (depreciation) of investments	7,090,823	12,757,819	13,969,562	4,969,845	2,015,589	5,261,254
Change in unrealized appreciation (depreciation) of futures contracts	805,990	34,855	(49,870)	16,792	11,355	91,428
Net increase (decrease) in net assets resulting from operations	9,693,916	14,534,620	17,918,654	14,775,385	4,304,703	5,396,552

Distributions to shareholders
Distributions from net investment income
Direct shares	(655,360)	(1,439,697)	(633,493)	(844,222)	(100,347)	(132,609)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	(37,981)	(114,178)	(17,933)	(13,648)	(23,218)	(4,038)
Distributions from realized capital gains on investments
Direct shares	—	—	(7,448,990)	(5,155,034)	(53,008)	(1,776,289)
A shares	—	—	—	—	—	—
B shares	—	—	—	—	—	—
K shares	—	—	(405,592)	(338,641)	(19,984)	(785,677)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	13,520,089	(3,010,827)	4,852,978	(6,430,819)	133,453	942,776
Total increase (decrease)	22,520,664	9,969,918	14,265,624	1,993,021	4,241,599	3,640,715

Net assets
Beginning of period	93,435,494	83,465,576	129,894,942	127,901,921	35,830,405	32,189,690
End of period	$115,956,158	$93,435,494	$144,160,566	$129,894,942	$40,072,004	$35,830,405
Including undistributed net investment income of:	$590,282	$320,140	$266,338	$177,106	$53,057	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations
Net investment income	$1,543,856	$2,798,304	$102,204	$313,054	$262,563	$165,649
Net realized gain (loss) on investments	2,936,313	(352,197)	935	21	(289,291)	2,420,706
Net realized gain (loss) on futures contracts	—	—	—	—	(426,680)	273,794
Change in unrealized appreciation (depreciation) of investments	12,187,701	18,101,367	1,160,359	(328,684)	695,452	4,089,905
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	(1,355)	51,337
Net increase (decrease) in net assets resulting from operations	16,667,870	20,547,474	1,263,498	(15,609)	240,689	7,001,391

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,401,110)	(2,451,697)	(42,730)	(181,602)	(154,452)	(108,399)
A shares	(115,251)	(171,880)	—	—	—	—
B shares	—	(20,421)	—	—	—	—
K shares	(51,195)	(89,880)	(21,353)	(136,329)	(15,913)	(4,442)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(5,055,078)	(5,642,586)	194,616	56,399	7,273,843	13,121,715
Total increase (decrease)	10,045,236	12,171,010	1,394,031	(277,141)	7,344,167	20,010,265

Net assets
Beginning of period	160,759,556	148,588,546	11,482,345	11,759,486	45,693,117	25,682,852
End of period	$170,804,792	$160,759,556	$12,876,376	$11,482,345	$53,037,284	$45,693,117
Including undistributed net investment income of:	$534,382	$556,249	$46,814	$7,758	$167,794	$73,840

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2013 (Unaudited) (Continued)

	California Tax-Free Income Fund				California Insured Intermediate Fund
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	532,452	$6,354,131	835,666	$9,811,797	1,606	$16,873	18,967	$200,215
Shares issued in reinvestment of distributions	108,279	1,294,184	224,894	2,627,023	16,120	166,362	19,069	200,588
Shares repurchased	(696,007)	(8,337,102)	(880,176)	(10,286,319)	(705,639)	(7,299,415)	(110,779)	(1,167,496)
Net increase (decrease)	(55,276)	(688,787)	180,384	$2,152,501	(687,913)	$(7,116,180)	(72,743)	$(766,693)

	California Tax-Free			The United States Treasury Trust
	Money Market Fund			Direct Shares		K Shares
	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value	Shares/Value
Shares sold	36,163,466	53,601,573	53,601,573	19,999,296	54,807,830	728,066	1,527,069
Shares issued in reinvestment of distributions	—		—	—	—	—	—
Shares repurchased	(29,431,697)	(64,850,856)	(64,830,854)	(25,893,308)	(41,649,833)	(541,876)	(2,666,425)
Net increase (decrease)	6,731,769	(11,249,283)	(11,229,281)	(5,894,012)	13,157,997	186,190	(1,139,356)

U.S. Government	Direct Shares				K Shares
Securities Fund	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	230,503	$2,498,376	555,390	$6,041,097	67,291	$729,813	206,032	$2,243,923
Shares issued in reinvestment of distributions	20,687	223,619	44,096	479,873	4,701	50,929	10,238	111,669
Shares repurchased	(257,986)	(2,791,744)	(737,195)	(8,013,863)	(60,538)	(656,003)	(288,102)	(3,137,523)
Net increase (decrease)	(6,796)	$(69,749)	(137,709)	$(1,492,893)	11,454	$124,739	(71,832)	$(781,931)

	A Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value
Shares sold	5,071	$54,883	31,306	$340,253
Shares issued in reinvestment of distributions	769	8,333	1,518	16,547
Shares repurchased	(20,979)	(226,643)	(4,879)	(52,992)
Net increase (decrease)	(15,139)	$(163,427)	27,945	$303,808

Short-Term U.S.	Direct Shares				K Shares
Government Bond Fund	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	91,572	$934,944	190,743	$1,956,710	27,013	$276,096	118,164	$1,216,293
Shares issued in reinvestment of distributions	1,300	13,260	6,808	69,862	253	2,586	679	6,993
Shares repurchased	(207,979)	(2,122,973)	(446,328)	(4,580,488)	(32,185)	(328,933)	(215,185)	(2,210,908)
Net increase (decrease)	(115,107)	$(1,174,769)	(248,777)	$(2,553,916)	(4,919)	$(50,251)	(96,342)	$(987,622)

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2013 (Unaudited) (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	633,795	$18,171,640	245,883	$6,608,335	33,133	$979,449	70,088	$1,857,483
Shares issued in reinvestment of distributions	20,335	595,966	47,460	1,245,153	1,272	37,398	4,313	112,949
Shares repurchased	(174,798)	(5,171,775)	(329,375)	(8,982,390)	(37,042)	(1,092,589)	(141,784)	(3,852,357)
Net increase (decrease)	479,332	$13,595,831	(36,032)	$(1,128,902)	(2,637)	$(75,742)	(67,383)	$(1,881,925)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	239,490	$5,674,467	414,834	$9,137,939	31,120	$726,341	68,722	$1,501,379
Shares issued in reinvestment of distributions	347,855	7,800,053	260,690	5,491,727	18,958	422,403	16,795	351,143
Shares repurchased	(387,007)	(9,039,618)	(870,152)	(19,169,945)	(31,539)	(730,668)	(168,679)	(3,743,062)
Net increase (decrease)	200,338	$4,434,902	(194,628)	$(4,540,279)	18,539	$418,076	(83,162)	$(1,890,540)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	119,384	$1,975,050	231,757	$3,455,100	64,335	$1,022,882	135,666	$1,993,138
Shares issued in reinvestment of distributions	9,372	151,656	133,018	1,861,015	2,712	43,202	57,368	789,714
Shares repurchased	(120,461)	(1,988,259)	(211,394)	(3,164,002)	(65,825)	(1,071,078)	(273,214)	(3,992,189)
Net increase (decrease)	8,295	$138,447	153,381	$2,152,113	1,222	$(4,994)	(80,180)	$(1,209,337)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	219,637	$4,125,128	669,935	$11,527,251	33,096	$612,304	114,928	$1,971,218
Shares issued in reinvestment of distributions	73,906	1,361,373	140,973	2,380,469	2,796	51,186	5,361	89,854
Shares repurchased	(522,398)	(9,738,421)	(1,043,642)	(18,018,623)	(27,796)	(517,333)	(163,942)	(2,823,136)
Net increase (decrease)	(228,855)	$(4,251,920)	(232,734)	$(4,110,903)	8,096	$146,157	(43,653)	$(762,064)

	A Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value
Shares sold	8,756	$164,662	196,067	$3,490,328
Shares issued in reinvestment of distributions	6,095	112,266	10,129	170,910
Shares repurchased	(65,456)	(1,226,243)	(122,820)	(2,141,535)
Net increase (decrease)	(50,605)	$(949,315)	83,376	$1,519,703

See accompanying notes to financial statements.

Statements of Changes in Net Assets February 28, 2013 (Unaudited) (Continued)

European Growth	Direct Shares				K Shares
& Income Fund	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	101,862	$812,054	244,477	$1,762,389	72,227	$571,021	203,704	$1,484,156
Shares issued in reinvestment of distributions	5,403	42,613	24,971	180,534	2,698	21,352	18,752	136,329
Shares repurchased	(81,908)	(658,350)	(187,307)	(1,362,361)	(73,591)	(594,074)	(297,351)	(2,144,648)
Net increase (decrease)	25,357	$196,317	82,141	$580,562	1,334	$(1,701)	(74,895)	$(524,163)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,586,179	$17,952,308	3,025,676	$19,910,198	199,159	$1,343,388	425,157	$2,678,275
Shares issued in reinvestment of distributions	22,040	151,856	17,558	107,902	2,388	15,861	788	4,437
Shares repurchased	(1,534,996)	(10,706,207)	(1,055,250)	(6,776,864)	(218,846)	(1,483,363)	(450,369)	(2,802,233)
Net increase (decrease)	1,073,223	$7,397,957	1,987,984	$13,241,236	(17,299)	$(124,114)	(24,424)	$(119,521)

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$11.89		$11.38	$11.69	$11.27	$11.40	$11.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.20		0.41	0.44	0.46	0.47	0.45
Net gain (loss) on securities (both realized and unrealized)	0.04		0.51	(0.25)	0.42	(0.10)	(0.01)
Total from investment operations	0.24		0.92	0.19	0.88	0.37	0.44
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)		(0.41)	(0.45)	(0.46)	(0.47)	(0.47)
Distributions from capital gains	—		—	(0.05)	0.00 (a)	(0.03)	(0.06)
Total distributions	(0.20)		(0.41)	(0.50)	(0.46)	(0.50)	(0.53)
Net asset value, end of period	$11.93		$11.89	$11.38	$11.69	$11.27	$11.40

Total return	5.44	%(h)	8.17%	1.73%	7.98%	3.44%	3.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$105,454		$105,786	$99,223	$111,786	$107,668	$118,342
Ratio of expenses to average net assets	0.71	%(i)	0.72%	0.72%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets	3.31	%(i)	3.50%	3.93%	4.02%	4.23%	3.92%
Portfolio turnover	4	%(h)	10%	2%	10%	21%	5%

California Insured Intermediate Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.51		$10.50	$10.77	$10.67	$10.57	$10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.24	0.30	0.30	0.31	0.32
Net gain (loss) on securities (both realized and unrealized)	(0.10)		0.01	(0.24)	0.12	0.10	0.15
Total from investment operations	(0.03)		0.25	0.06	0.42	0.41	0.47
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.24)	(0.30)	(0.31)	(0.31)	(0.32)
Distributions from capital gains	(0.17)		—	(0.03)	(0.01)	—	—
Total distributions	(0.24)		(0.24)	(0.33)	(0.32)	(0.31)	(0.32)
Net asset value, end of period	$10.24		$10.51	$10.50	$10.77	$10.67	$10.57

Total return	1.86	%(h)	2.45%	0.56%	3.92%	3.97%	4.54%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$4,241		$11,583	$12,338	$13,837	$15,077	$15,542
Ratio of expenses to average net assets
Before expense reimbursements	1.16	%(i)	0.96%	0.93%	0.91%	0.92%	0.89%
After expense reimbursements	0.96	%(i)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets
Before expense reimbursements	1.18	%(i)	2.04%	2.56%	2.59%	2.69%	2.79%
After expense reimbursements	1.38	%(i)	2.32%	2.81%	2.82%	2.93%	3.00%
Portfolio turnover	4	%(h)	27%	16%	7%	12%	0%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

California Tax-Free Money Market Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.007		0.023
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.007)		(0.023)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(h)	0.00%		0.00%		0.00%		0.68%		2.32%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$39,976		$33,244		$44,473		$47,344		$74,285		$81,164
Ratio of expenses to average net assets
Before expense reimbursements	0.80	%(d)(i)	0.79	%(d)	0.74	%(d)	0.76	%(d)	0.80	%(c)	0.73%
After expense reimbursements	0.13	%(d)(i)	0.13	%(d)	0.23	%(d)	0.31	%(d)	0.55	%(c)	0.53%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.67	)%(d)(i)	(0.66	)%(d)	(0.51	)%(d)	(0.45	)%(d)	0.46	%(c)	2.14%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.71	%(c)	2.34%

(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$10.93		$10.79	$10.68	$10.38	$10.46		$10.22
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.20	0.21	0.31	0.37		0.38
Net gain (loss) on securities (both realized and unrealized)	(0.18)		0.13	0.11	0.30	(0.08)		0.24
Total from investment operations	(0.09)		0.33	0.32	0.61	0.29		0.62
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)		(0.19)	(0.21)	(0.31)	(0.37)		(0.38)
Paid in capital from redemption fee	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$10.75		$10.93	$10.79	$10.68	$10.38		$10.46

Total return	1.46	%(h)	3.13%	3.09%	6.04%	2.73%		6.10%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$26,409		$26,927	$28,080	$32,467	$22,111		$21,632
Ratio of expenses to average net assets:
Before expense reimbursements	0.87	%(i)	0.87%	0.86%	0.94%	0.86%		0.85%
After expense reimbursements	0.73	%(i)	0.74%	0.74%	0.74%	0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.59	%(i)	1.69%	1.85%	2.79%	3.38%		3.48%
After expense reimbursements	1.72	%(i)	1.82%	1.97%	2.99%	3.51%		3.59%
Portfolio turnover	6	%(h)	9%	62%	54%	82%		41%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.96		$10.82	$10.70	$10.43	$10.53	$10.29
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.14	0.16	0.26	0.32	0.33
Net gain (loss) on securities (both realized and unrealized)	(0.19)		0.14	0.12	0.30	(0.09)	0.24
Total from investment operations	(0.12)		0.28	0.28	0.56	0.23	0.57
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.14)	(0.16)	(0.29)	(0.33)	(0.33)
Net asset value, end of period	$10.77		$10.96	$10.82	$10.70	$10.43	$10.53

Total return	1.11	%(h)	2.60%	2.65%	5.50%	2.19%	5.57%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$8,189		$8,202	$8,878	$8,668	$7,425	$6,107
Ratio of expenses to average net assets:
Before expense reimbursements	1.37	%(i)	1.37%	1.37%	1.44%	1.36%	1.35%
After expense reimbursements	1.23	%(i)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.09	%(i)	1.19%	1.35%	2.30%	2.88%	2.98%
After expense reimbursements	1.23	%(i)	1.32%	1.47%	2.50%	3.01%	3.09%
Portfolio turnover	6	%(h)	9%	62%	54%	82%	41%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund A Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.94		$10.81		$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.08		0.17		0.18		0.07
Net gain on securities (both realized and unrealized)	(0.18)		0.13		0.13		0.28
Total from investment operations	(0.10)		0.30		0.31		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.17)		(0.19)		(0.07)
Net asset value, end of period	$10.77		$10.94		$10.81		$10.69

Total return	1.24	%(e)(h)	2.77	%(e)	2.92	%(e)	3.39	%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,179		$1,363		$1,044		$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.12	%(i)	1.12%		1.11%		1.19	%(i)
After expense reimbursements	0.98	%(i)	0.99%		0.99%		0.99	%(i)
Ratio of net investment income to average net assets
Before expense reimbursements	1.34	%(i)	1.44%		1.61%		2.00	%(i)
After expense reimbursements	1.47	%(i)	1.57%		1.73%		2.20	%(i)
Portfolio turnover	6	%(h)	9%		62%		54%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$10.23		$10.32	$10.41	$10.26	$10.10		$9.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.00		0.05	0.07	0.09	0.19		0.36
Net gain (loss) on securities (both realized and unrealized)	(0.02)		(0.07)	(0.04)	0.15	0.16		0.16
Total from investment operations	(0.02)		(0.02)	0.03	0.24	0.35		0.52
LESS DISTRIBUTIONS
Dividends from net investment income	—		(0.05)	(0.07)	(0.09)	(0.19)		(0.36)
Distributions from capital gains	(0.01)		(0.02)	(0.05)	—	—		—
Total distributions	(0.01)		(0.07)	(0.12)	(0.09)	(0.19)		(0.36)
Paid in capital from redemption fee	—		—	—	—	(0.00	)(a)	—
Net asset value, end of period	$10.20		$10.23	$10.32	$10.41	$10.26		$10.10

Total return	(0.22	)%(h)	(0.20)%	0.33%	2.32%	3.49%		5.26%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,825		$9,021	$11,668	$12,581	$13,688		$10,540
Ratio of expenses to average net assets:
Before expense reimbursements	1.03	%(i)	0.98%	0.92%	0.89%	0.95%		0.98%
After expense reimbursements	0.58	%(i)	0.59%	0.59%	0.59%	0.59%		0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.40	)%(i)	0.10%	0.37%	0.59%	1.45%		3.08%
After expense reimbursements	0.04	%(i)	0.49%	0.70%	0.89%	1.81%		3.47%
Portfolio turnover	46	%(h)	13%	28%	42%	58%		56%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$10.25		$10.34	$10.43	$10.30	$10.13	$9.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	(0.02)		(0.00)	0.02	0.04	0.14	0.30
Net gain (loss) on securities (both realized and unrealized)	(0.02)		(0.07)	(0.04)	0.15	0.16	0.17
Total from investment operations	(0.04)		(0.07)	(0.02)	0.19	0.30	0.47
LESS DISTRIBUTIONS
Dividends from net investment income	—		—	(0.02)	(0.06)	(0.13)	(0.30)
Distributions from capital gains	(0.01)		(0.02)	(0.05)	—	—	—
Total distributions	(0.01)		(0.02)	(0.07)	(0.06)	(0.13)	(0.30)
Net asset value, end of period	$10.20		$10.25	$10.34	$10.43	$10.30	$10.13

Total return	(0.37	)%(h)	(0.66%)	(0.18)%	1.82%	2.93%	4.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$2,000		$2,060	$3,075	$3,224	$2,551	$2,253
Ratio of expenses to average net assets:
Before expense reimbursements	1.51	%(i)	1.48%	1.42%	1.39%	1.45%	1.48%
After expense reimbursements	1.07	%(i)	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.90	)%(i)	(0.40)%	(0.13)%	0.09%	0.98%	2.58%
After expense reimbursements	(0.45	)%(i)	(0.01)%	0.20%	0.39%	1.34%	2.97%
Portfolio turnover	46	%(h)	13%	28%	42%	58%	56%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.002		0.021
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.001		—		—
Total from investment operations	(0.000)		(0.000)		(0.000)		0.001		0.002		0.021
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.002)		(0.021)
Distributions from capital gains	—		—		(0.000	)(a)	(0.001)		—		—
Total distributions	—		—		(0.000)		(0.001)		(0.002)		(0.021)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(h)	0.00%		0.00%		0.11%		0.13%		2.21%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$68,723		$74,617		$61,459		$67,354		$25,301		$39,535
Ratio of expenses to average net assets:
Before expense reimbursements	0.75	%(d)(i)	0.78	%(d)	0.78	%(d)	0.94	%(d)	0.91	%(c)	0.79%
After expense reimbursements	0.09	%(d)(i)	0.05	%(d)	0.12	%(d)	0.15	%(d)	0.29	%(c)	0.53%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.67	)%(d)(i)	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.46	)%(c)	1.88%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.16	%(c)	2.14%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—		0.017
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	—		—		—
Total from investment operations	(0.000)		(0.000)		(0.000)		—		—		0.017
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—		(0.017)
Distributions from capital gains	—		—		(0.000	)(a)	—		—		—
Total distributions	—		—		(0.000)		—		—		(0.017)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(h)	0.00%		0.00%		0.00%		0.04%		1.70%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$2,693		$2,508		$3,647		$3,486		$3,302		$2,737
Ratio of expenses to average net assets:
Before expense reimbursements	0.75	%(d)(i)	0.77	%(d)	0.78	%(d)	0.93	%(d)	0.97	%(c)	1.29%
After expense reimbursements	0.08	%(d)(i)	0.05	%(d)	0.12	%(d)	0.14	%(d)	0.35	%(c)	1.03%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.67	)%(d)(i)	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(c)	1.47%
After expense reimbursements	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.03	%(c)	1.73%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$28.78		$24.91	$21.41	$20.81	$25.91	$29.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.28		0.50	0.44	0.39	0.42	0.48
Net gain (loss) on securities (both realized and unrealized)	2.29		3.85	3.50	0.58	(5.09)	(3.79)
Total from investment operations	2.57		4.35	3.94	0.97	(4.67)	(3.31)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)		(0.48)	(0.44)	(0.37)	(0.43)	(0.48)
Paid-in capital from redemption fee	—		—	—	—	—	(0.00	)(a)
Net asset value, end of period	$31.14		$28.78	$24.91	$21.41	$20.81	$25.91

Total return	13.33	%(h)	17.68%	18.36%	4.62%	(17.86)%	(11.25)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$107,201		$85,269	$74,717	$65,837	$67,017	$87,760
Ratio of expenses to average net assets:
Before expense reimbursements	0.52	%(i)	0.54%	0.51%	0.56%	0.59%	0.51%
After expense reimbursements	0.36	%(i)	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.71	%(i)	1.70%	1.55%	1.52%	2.03%	1.57%
After expense reimbursements	1.87	%(i)	1.88%	1.70%	1.72%	2.26%	1.72%
Portfolio turnover	2	%(h)	3%	1%	7%	5%	3%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$28.83		$24.95	$21.47	$20.88	$26.05	$29.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.21		0.37	0.31	0.28	0.33	0.34
Net gain (loss) on securities (both realized and unrealized)	2.30		3.86	3.51	0.60	(5.14)	(3.77)
Total from investment operations	2.51		4.23	3.82	0.88	(4.81)	(3.43)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.35)	(0.34)	(0.29)	(0.36)	(0.34)
Net asset value, end of period	$31.20		$28.83	$24.95	$21.47	$20.88	$26.05

Total return	13.02	%(h)	17.08%	17.77%	4.15%	(18.29)%	(11.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$8,755		$8,166	$8,749	$7,322	$6,300	$6,803
Ratio of expenses to average net assets:
Before expense reimbursements	1.01	%(i)	1.04%	1.01%	1.06%	1.09%	1.01%
After expense reimbursements	0.85	%(i)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.22	%(i)	1.20%	1.05%	1.03%	1.51%	1.07%
After expense reimbursements	1.38	%(i)	1.38%	1.20%	1.22%	1.74%	1.22%
Portfolio turnover	2	%(h)	3%	1%	7%	5%	3%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P MidCap Index Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$23.11		$21.68	$17.84	$16.17	$20.94		$24.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.18	0.17	0.16	0.17		0.18
Net gain (loss) on securities (both realized and unrealized)	2.98		2.35	3.83	1.71	(4.29)		(1.24)
Total from investment operations	3.11		2.53	4.00	1.87	(4.12)		(1.06)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.15)	(0.16)	(0.17)	(0.15)		(0.17)
Distributions from capital gains	(1.41)		(0.95)	—	(0.03)	(0.50)		(2.68)
Total distributions	(1.53)		(1.10)	(0.16)	(0.20)	(0.65)		(2.85)
Paid-in capital from redemption fee	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$24.69		$23.11	$21.68	$17.84	$16.17		$20.94

Total return	12.35	%(h)	12.22%	22.38%	11.54%	(18.90)%		(4.78)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$136,852		$123,478	$120,089	$104,162	$108,279		$148,971
Ratio of expenses to average net assets:
Before expense reimbursements	0.65	%(i)	0.65%	0.63%	0.66%	0.70%		0.64%
After expense reimbursements	0.57	%(i)	0.58%	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	1.04	%(i)	0.72%	0.69%	0.80%	1.09%		0.76%
After expense reimbursements	1.12	%(i)	0.80%	0.74%	0.88%	1.21%		0.81%
Portfolio turnover	5	%(h)	11%	16%	10%	31%		18%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$23.00		$21.57	$17.77	$16.13	$20.94	$24.85
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.06	0.05	0.07	0.10	0.07
Net gain (loss) on securities (both realized and unrealized)	2.96		2.36	3.82	1.70	(4.30)	(1.22)
Total from investment operations	3.03		2.42	3.87	1.77	(4.20)	(1.15)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.04)	(0.07)	(0.10)	(0.11)	(0.08)
Distributions from capital gains	(1.41)		(0.95)	—	(0.03)	(0.50)	(2.68)
Total distributions	(1.47)		(0.99)	(0.07)	(0.13)	(0.61)	(2.76)
Net asset value, end of period	$24.56		$23.00	$21.57	$17.77	$16.13	$20.94

Total return	12.07	%(h)	11.69%	21.78%	10.97%	(19.31)%	(5.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,308		$6,417	$7,813	$6,439	$5,556	$6,392
Ratio of expenses to average net assets:
Before expense reimbursements	1.14	%(i)	1.15%	1.13%	1.16%	1.20%	1.14%
After expense reimbursements	1.07	%(i)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.56	%(i)	0.22%	0.19%	0.29%	0.59%	0.26%
After expense reimbursements	0.63	%(i)	0.29%	0.24%	0.38%	0.70%	0.31%
Portfolio turnover	5	%(h)	11%	16%	10%	31%	18%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P SmallCap Index Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$15.71		$14.59	$11.72	$10.98	$16.61		$20.11
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.09	0.07	0.03	0.07		0.07
Net gain (loss) on securities (both realized and unrealized)	1.80		2.28	2.87	0.74	(4.04)		(1.27)
Total from investment operations	1.89		2.37	2.94	0.77	(3.97)		(1.20)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.08)	(0.06)	(0.01)	(0.07)		(0.06)
Distributions from capital gains	(0.03)		(1.17)	(0.01)	—	(1.59)		(2.24)
Return of capital distribution	—		—	—	(0.02)	—		—
Total distributions	(0.09)		(1.25)	(0.07)	(0.03)	(1.66)		(2.30)
Paid-in capital from redemption fee	—		—	—	—	(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$17.51		$15.71	$14.59	$11.72	$10.98		$16.61

Total return	14.54	%(h)	17.35%	25.11%	7.03%	(22.04)%		(6.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$29,473		$26,325	$22,203	$18,394	$17,365		$23,524
Ratio of expenses to average net assets:
Before expense reimbursements	0.89	%(i)	0.92%	0.89%	0.95%	1.06%		0.89%
After expense reimbursements	0.73	%(i)	0.74%	0.74%	0.74%	0.74%		0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.90	%(i)	0.45%	0.34%	0.02%	0.40%		0.25%
After expense reimbursements	1.05	%(i)	0.63%	0.49%	0.24%	0.73%		0.40%
Portfolio turnover	11	%(h)	0%	23%	5%	12%		15%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$15.52		$14.42	$11.61	$10.90	$16.54	$20.04
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	—		0.02	—	(0.03)	0.02	(0.02)
Net gain (loss) on securities (both realized and unrealized)	1.82		2.26	2.85	0.74	(4.03)	(1.24)
Total from investment operations	1.82		2.28	2.85	0.71	(4.01)	(1.26)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.01)	(0.03)	—	(0.04)	—
Distributions from capital gains	(0.06)		(1.17)	(0.01)	—	(1.59)	(2.24)
Total distributions	(0.07)		(1.18)	(0.04)	—	(1.63)	(2.24)
Net asset value, end of period	$17.27		$15.52	$14.42	$11.61	$10.90	$16.54

Total return	14.29	%(h)	16.83%	24.52%	6.51%	(22.43)%	(6.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,599		$9,505	$9,987	$7,806	$7,064	$8,529
Ratio of expenses to average net assets:
Before expense reimbursements	1.38	%(i)	1.42%	1.39%	1.45%	1.56%	1.39%
After expense reimbursements	1.23	%(i)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	0.42	%(i)	(0.05)%	(0.16)%	(0.48)%	(0.10)%	(0.25)%
After expense reimbursements	0.58	%(i)	0.13%	(0.01)%	(0.26)%	0.23%	(0.10)%
Portfolio turnover	11	%(h)	0%	23%	5%	12%	15%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$18.13		$16.17	$14.03	$13.14	$15.69	$17.96
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.18		0.32	0.27	0.23	0.21	0.29
Net gain (loss) on securities (both realized and unrealized)	1.74		1.95	2.12	0.82	(2.51)	(1.96)
Total from investment operations	1.92		2.27	2.39	1.05	(2.30)	(1.67)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)		(0.31)	(0.25)	(0.16)	(0.20)	(0.28)
Distributions from capital gains	—		—	—	—	(0.05)	(0.32)
Total distributions	(0.18)		(0.31)	(0.25)	(0.16)	(0.25)	(0.60)
Net asset value, end of period	$19.87		$18.13	$16.17	$14.03	$13.14	$15.69

Total return	12.53	%(h)	14.20%	17.01%	8.00%	(14.48)%	(9.52)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$149,710		$140,741	$129,317	$123,305	$14,724	$17,914
Ratio of expenses to average net assets:	0.87	%(i)	0.88%	0.87%	0.99%	0.97%	0.86%
Ratio of net investment income to average net assets	1.92	%(i)	1.85%	1.63%	1.57%	1.83%	1.76%
Portfolio turnover	5	%(h)	4%	13%	76%	27%	16%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$18.00		$16.06	$13.95	$13.07	$15.64	$17.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13		0.23	0.19	0.12	0.15	0.21
Net gain (loss) on securities (both realized and unrealized)	1.74		1.93	2.12	0.87	(2.51)	(1.92)
Total from investment operations	1.87		2.16	2.31	0.99	(2.36)	(1.71)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)		(0.22)	(0.20)	(0.11)	(0.16)	(0.21)
Distributions from capital gains	—		—	—	—	(0.05)	(0.32)
Total distributions	(0.14)		(0.22)	(0.20)	(0.11)	(0.21)	(0.53)
Net asset value, end of period	$19.73		$18.00	$16.06	$13.95	$13.07	$15.64

Total return	12.20	%(h)	13.59%	16.49%	7.56%	(14.91)%	(9.81)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,437		$6,640	$6,624	$5,421	$4,447	$4,326
Ratio of expenses to average net assets:	1.37	%(i)	1.38%	1.37%	1.49%	1.47%	1.36%
Ratio of net investment income to average net assets	1.43	%(i)	1.35%	1.14%	1.07%	1.32%	1.26%
Portfolio turnover	5	%(h)	4%	13%	76%	27%	16%

(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund A Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$18.12		$16.16	$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16		0.28	0.23		0.07
Net gain (loss) on securities (both realized and unrealized)	1.74		1.95	2.12		(0.53)
Total from investment operations	1.90		2.23	2.35		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)		(0.27)	(0.22)		(0.05)
Net asset value, end of period	$19.86		$18.12	$16.16		$14.03

Total return	12.39	%(e)(h)	13.92%	16.70	%(e)	(3.17	)%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$13,658		$13,379	$10,587		$10,607
Ratio of expenses to average net assets:	1.12	%(i)	1.13%	1.12%		1.24	%(i)
Ratio of net investment income to average net assets	1.66	%(i)	1.60%	1.38%		1.33	%(i)
Portfolio turnover	5	%(h)	4%	13%		76%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$7.40		$7.62	$7.42	$8.17	$9.73	$11.27
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.05		0.22	0.21	0.19	0.23	0.28
Net gain (loss) on securities (both realized and unrealized)	0.76		(0.21)	0.20	(0.73)	(1.56)	(1.55)
Total from investment operations	0.81		0.01	0.41	(0.54)	(1.33)	(1.27)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.23)	(0.21)	(0.21)	(0.23)	(0.27)
Net asset value, end of period	$8.16		$7.40	$7.62	$7.42	$8.17	$9.73

Total return	3.90	%(h)	0.20%	5.25%	(6.64)%	(13.27)%	(11.48)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,167		$6,314	$5,871	$5,637	$7,049	$8,213
Ratio of expenses to average net assets:
Before expense reimbursements	1.40	%(i)	1.43%	1.35%	1.38%	1.49%	1.34%
After expense reimbursements	0.99	%(i)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	0.92	%(i)	2.58%	2.17%	2.01%	2.79%	2.37%
After expense reimbursements	1.33	%(i)	3.01%	2.52%	2.38%	3.28%	2.70%
Portfolio turnover	0	%(h)	0%	8%	0%	13%	0%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$7.41		$7.63	$7.43	$8.20	$9.78	$11.31
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.03		0.19	0.17	0.16	0.20	0.23
Net gain (loss) on securities (both realized and unrealized)	0.76		(0.22)	0.21	(0.75)	(1.57)	(1.55)
Total from investment operations	0.79		(0.03)	0.38	(0.59)	(1.37)	(1.32)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.19)	(0.18)	(0.18)	(0.21)	(0.21)
Net asset value, end of period	$8.17		$7.41	$7.63	$7.43	$8.20	$9.78

Total return	3.61	%(h)	(0.33)%	4.82%	(7.21)%	(13.69)%	(11.79)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$5,709		$5,169	$5,888	$5,563	$5,542	$5,541
Ratio of expenses to average net assets:
Before expense reimbursements	1.90	%(i)	1.93%	1.85%	1.88%	1.99%	1.84%
After expense reimbursements	1.49	%(i)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	0.42	%(i)	2.13%	1.64%	1.56%	2.32%	1.63%
After expense reimbursements	0.83	%(i)	2.56%	1.99%	1.94%	2.81%	1.98%
Portfolio turnover	0	%(h)	0%	8%	0%	13%	0%

(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008
Net asset value, beginning of period	$7.04		$5.67	$4.47	$4.12		$4.69		$4.97
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.04		0.04	0.03	0.01		0.01		0.00
Net gain (loss) on securities (both realized and unrealized)	(0.02)		1.36	1.19	0.35		(0.58)		(0.28)
Total from investment operations	0.02		1.40	1.22	0.36		(0.57)		(0.28)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.03)	(0.02)	(0.01)		—		—
Return of capital distribution	—		—	—	(0.00	)(a)	(0.00	)(a)	(0.00	)(a)
Total distributions	(0.03)		(0.03)	(0.02)	(0.01)		(0.00	)(a)	(0.00	)(a)
Paid-in capital from redemption fee	—		—	—	—		(0.00	)(a)	(0.00	)(a)
Net asset value, end of period	$7.03		$7.04	$5.67	$4.47		$4.12		$4.69

Total return	17.82	%(h)	24.78%	27.31%	8.73%		(12.14)%		(5.60)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$43,700		$36,220	$17,912	$14,146		$13,262		$13,968
Ratio of expenses to average net assets:
Before expense reimbursements	0.84	%(i)	0.88%	0.90%	0.96%		1.11%		0.98%
After expense reimbursements	0.49	%(i)	0.49%	0.49%	0.49%		0.49%		0.58	%(j)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.83	%(i)	0.27%	0.08%	(0.24)%		(0.42)%		(0.33)%
After expense reimbursements	1.19	%(i)	0.66%	0.50%	0.24%		0.19%		0.06%
Portfolio turnover	3	%(h)	24%	24%	4%		8%		15%

K Shares	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008
Net asset value, beginning of period	$6.85		$5.53	$4.37		$4.03	$4.61	$4.91
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (b)	0.02	(a)	0.01	—		(0.01)	(0.01)	(0.02)
Net gain (loss) on securities (both realized and unrealized)	(0.02)		1.31	1.16		0.35	(0.57)	(0.28)
Total from investment operations	(0.00)		1.32	1.16		0.34	(0.58)	(0.30)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		—	(0.00	)(a)	—	—	—
Net asset value, end of period	$6.84		$6.85	$5.53		$4.37	$4.03	$4.61

Total return	17.43	%(h)	23.94%	26.63%		8.44%	(12.58)%	(6.11)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,337		$9,473	$7,771		$5,452	$4,792	$5,262
Ratio of expenses to average net assets:
Before expense reimbursements	1.34	%(i)	1.38%	1.40%		1.46%	1.61%	1.48%
After expense reimbursements	0.98	%(i)	0.99%	0.99%		0.99%	0.99%	1.08	%(k)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.33	%(i)	(0.28)%	(0.42)%		(0.73)%	(0.92)%	(0.83)%
After expense reimbursements	0.68	%(i)	0.11%	0.00%		(0.26)%	(0.31)%	(0.44)%
Portfolio turnover	3	%(h)	24%	24%		4%	8%	15%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(h)	Not annualized.
(i)	Annualized.
(j)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - Direct Shares changed from 0.74% to 0.49%. The blended expense ratio as of August 31, 2008 is 0.58%.
(k)	Effective January 1, 2008, the net expense ratio for Nasdaq-100 Index Fund - K Shares changed from 1.24% to 0.99%. The blended expense ratio as of August 31, 2008 is 1.08%.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2013

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003, and Class A on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the three classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2012, available to offset future capital gains, if any, are as follows:

Expiring	California Tax Free Income Fund		California Insured Intermediate Fund	United States Government Securities Fund	S&P 500 Index Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2013	$		$—	$19,440	$—	$—	$59,164	$1,302,231
2014			—	266,271	—	—	9,731	251,077
2015			—	80,163	—	—	6,268	1,821,379
2016			—	36,975	—	245,013	9,647	364,175
2017			—	109,369	110,792	11,041,184	—	642,849
2018			—	141,867	—	847,723	124,746	596,391
2019			—	245,271	—	3,699,956	205,587	—
Long Term with No Expiration		126,929	51,253	2,985	—	6,833,328	30,186	—
Short Term with No Expiration		—	10,321		—	—	—	—
Total		$126,929	$61,574	$902,341	$110,792	$22,667,204	$445,329	$4,978,102

$3,257 and $2,426 of unutilized capital loss carry forwards expired at August 31, 2012 for California Tax-Free Money Market Fund and European Growth & Income Fund (respectively).

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

Due to the merger of the Shelton Core Value Fund with the SM&R Funds in 2010, the following loss limitations apply: SM&R Balanced Fund has a loss limitation of $323,313 expiring 2017. Due to limitations under section 382, these losses have been limited and the final amount of $323,313 from SM&R Balanced Fund will be recognized in 2013.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2012, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Insured Intermediate Fund	$49	$—	$(49)
California Tax-Free Money Market	(3,257)	—	3,257
California Tax-Free Income Fund	(55,741)	33,734	22,007
U.S. Government Securities Fund		6,412	(6,412)
Short-Term U.S. Government Bond Fund	—	277	(277)
The United States Treasury Trust	388	—	(388)
S&P Small Cap Index Fund	(24,501)	(27,574)	52,075
Shelton Core Value	(171)	171	—
European Growth & Income Fund	(2,426)	—	2,426

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

The following table summarizes the valuation of the Trust’s securities at February 28, 2013 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$—	$106,000,642	$—	$106,000,642	$—
California Insured Intermediate Fund	—	4,299,764	—	4,299,764	—
California Tax-Free Money Market Fund	—	40,205,872	—	40,205,872	—
U.S. Government Securities Fund	—	35,530,012	—	35,530,012	—
Short-Term U.S. Government Bond Fund	—	9,799,602	—	9,799,602	—
The United States Treasury Trust Fund	—	70,992,353	—	70,992,353	—
S&P 500 Index Fund	99,805,695	14,514,944	—	114,320,638	(26,625)
S&P MidCap Index Fund	142,146,998	1,499,841	—	143,646,839	(1,760)
S&P SmallCap Index Fund	38,682,906	899,924	—	39,582,830	1,650
Shelton Core Value Fund	169,720,342	599,965	—	170,320,307	—
European Growth & Income Fund	12,735,225	99,986	—	12,835,211	—
Nasdaq-100 Index Fund	48,404,599	3,599,815	—	52,004,414	(4,263)
Total	$511,495,765	$288,042,720	$—	$799,540,299	$(30,998)

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 as of February 28, 2013. It is the trust’s policy to recognize transfers at the end of the reporting period.
(b)
All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)
All preferred stocks and fixed income securities in the Funds are Level 2 securities. For a detailed break-out of preferred stocks and fixed income securities by type, please refer to the Portfolio of Investments.

(d)	Represents variation margin on the last day of the reporting period.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund

Like many index funds, the Funds may invest in futures contracts and lend securities to minimize the performance variation between the Funds and the index. This performance gap occurs because, unlike the index, the Funds must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects each Funds’ performance to closely represent the index, the Funds will generally underperform the index.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. These risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 28, 2013, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 213, 16, 15, and 86 respectively. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities. The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

Shelton Core Value Fund

The Fund will invest in futures contracts when the Manager wishes to remain fully invested in the market. Utilizing futures allows the Manager to maintain a high percentage of the portfolio in the market while maintaining cash for liquidity needs.

The Fund’s primary risks are associated with changes in the stock market, however, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Under normal circumstances the Fund may follow a number of investment policies to achieve its objective. The Fund may invest in stock futures. Losses involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Fund. In an effort to minimize this risk, the Fund will not use futures for speculative purposes or as leverage. It is the Fund’s policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Fund acquires an interest will not exceed 20% of current total assets.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2013:

	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$651,000	$805,990
S&P MidCap Index Fund - Equity contracts	$151,285	$(49,870)
S&P SmallCap Index Fund - Equity contracts	$126,620	$11,355
Shelton Core Value Fund - Equity contracts	$0	$0
Nasdaq-100 Index Fund - Equity contracts	$(426,680)	$(44,670)

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. The Advisor has contractually agreed to further reduce total operating expense. This additional contractual reimbursement is effective until January 3, 2014 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the period ended February 28, 2013, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	Expiration
California Insured Intermediate Fund	$10,384	0.68%	N/A	N/A	1/4/13
California Tax-Free Money Market Fund	117,401	0.53%	N/A	N/A	1/3/14
U.S. Government Securities Fund	24,616	0.74%	1.24%	0.99%	1/3/14
Short-Term U.S. Government Bond Fund	23,718	0.59%	1.09%	N/A	1/3/14
The United States Treasury Trust	259,318	0.53%	1.03%	N/A	1/3/14
S&P 500 Index Fund	84,844	0.36%	0.86%	N/A	1/3/14
S&P MidCap Index Fund	48,580	0.58%	1.08%	N/A	1/3/14
S&P SmallCap Index Fund	28,778	0.74%	1.24%	N/A	1/3/14
European Growth & Income Fund	25,911	1.00%	1.50%	N/A	1/3/14
Nasdaq-100 Index Fund	85,592	0.49%	0.99%	N/A	1/3/14

At August 31, 2012, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,763,958. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/13	Expires 8/31/14	Expires 8/31/15
California Insured Intermediate Fund	$32,629	$31,898	$34,173
California Tax-Free Money Market Fund	260,617	270,127	251,654
U.S. Government Securities Fund	61,701	50,194	51,670
Short-Term U.S. Government Bond Fund	54,263	51,740	51,793
The United States Treasury Trust	263,699	449,785	503,632
S&P 500 Index Fund	153,077	133,728	157,408
S&P MidCap Index Fund	100,376	64,600	94,461
S&P SmallCap Index Fund	57,467	51,275	60,960
European Growth & Income Fund	47,101	45,842	48,355
Nasdaq-100 Index Fund	97,291	105,959	126,483

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A and K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class A and K Shares. The Plan was amended August 1, 2012 to eliminate the Class B Shares. All B Share accounts were converted to the Class A Shares effective August 15, 2012.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund. The Plan was amended August 1, 2012 to eliminate the Class B Shares. All B Share accounts were converted to the Class A Shares effective August 15, 2012.

For the six months ended February 28, 2013, the following were paid by the Class A and Class K Shares of each Fund of the Trust:

Fund	Class A 12b-1 Fees	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$1,629	$10,167	$10,167
Short-Term U.S. Government Bond Fund	—	2,524	2,524
The United States Treasury Trust	—	—	—
S&P 500 Index Fund	—	10,412	10,412
S&P MidCap Index Fund	—	8,485	8,485
S&P SmallCap Index Fund	—	12,476	12,476
Shelton Core Value Fund	16,587	8,635	8,635
European Growth & Income Fund	—	7,003	7,003
Nasdaq-100 Index Fund	—	11,733	11,733

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the six-months ended February 28, 2013 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$4,420,756	$4,288,741
California Insured Intermediate Fund	374,570	9,862,694
U.S. Government Securities Fund	2,171,063	2,286,122
Short-Term U.S. Government Bond Fund	4,709,320	5,639,640
S&P 500 Index Fund	1,937,464	1,964,274
S&P MidCap Index Fund	6,251,423	7,651,939
S&P SmallCap Index Fund	5,385,852	3,985,597
Shelton Core Value Fund	7,833,881	8,321,811
European Growth & Income Fund	335,934	—
Nasdaq-100 Index Fund	9,641,164	1,159,255

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2012 and 2011 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2012	$—	$34,980	$—	$3,489,692	$3,524,672
	2011	—	—	459,187	4,027,304	4,486,491
California Insured Intermediate Fund	2012	—	—	117	279,296	279,413
	2011	—	—	34,726	357,125	391,851
California Tax-Free Money Market Fund	2012	—	—	—	—	—
	2011	—	—	—	—	—
U.S. Government Securities Fund	2012	—	629,553	—	—	629,553
	2011	—	762,931	—	—	762,931
Short-Term U.S. Government Bond Fund	2012	—	50,022	27,904	—	77,926
	2011	—	93,390	79,927	—	173,317
The United States Treasury Trust	2012	—	—	—	—	—
	2011	—	795	—	—	795
S&P 500 Index Fund	2012	—	1,553,875	—	—	1,553,875
	2011	—	1,441,890	—	—	1,441,890
S&P Mid Cap Index Fund	2012	—	857,870	5,493,675	—	6,351,545
	2011	—	921,339	—	—	921,339
S&P Small Cap Index Fund	2012	—	235,733	2,462,880	—	2,698,613
	2011	—	114,407	28,956	—	143,363
Shelton Core Value Fund	2012	—	2,733,878	—	—	2,733,878
	2011	—	2,383,685	—	—	2,383,685
European Growth & Income Fund	2012		317,931	—	—	317,931
	2011	—	305,798	—	—	305,798
Nasdaq-100 Index Fund	2012	—	112,841	—	—	112,841
	2011	—	68,548	—	—	68,548

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2012.

The tax character of distributable earnings at August 31, 2012 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain		Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (c)		Total Distributable Earnings
California Tax-Free Income Fund	$38,473	(a)	$		$(126,929)	$6,507,540	$		$6,419,084
California Insured Intermediate Fund	1,475	(b)		—	(61,574)	287,378		(24,356)	202,923
California Tax-Free Money Market Fund	—			—	—	—		—	—
U.S. Government Securities Fund	30,256			—	(902,341)	2,638,754		(3,657)	1,763,012
Short-Term U.S. Government Bond Fund	1,037			3,361	—	47,397		—	51,795
The United States Treasury Trust	—			—	—	—		(31)	(31)
S&P 500 Index Fund	320,140			—	(110,792)	32,386,630		(383,640)	32,212,338
S&P Mid Cap Index Fund	531,514			7,500,085	—	35,930,675		—	43,962,274
S&P Small Cap Index Fund	—			—	—	6,055,884		(75,934)	5,979,950
Shelton Core Value Fund	556,249			—	(22,667,204)	41,890,481		(323,313)	19,456,213
European Growth & Income Fund	7,758			—	(445,329)	(1,471,540)		—	(1,909,111)
Nasdaq-100 Index Fund	73,840			—	(4,978,102)	11,166,603		—	6,262,341

(a)	Tax exempt income is 34,545
(b)	Tax exempt income.
(c)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2013

Note 5 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of February 28, 2013. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2012, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman, and Trustee	Since August 1998 Since July 2011
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer	Since November 2011

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, Shelton Capital, 1999 to present; Chief Operating Officer, Shelton Capital 1997 to 1999; Administrative Officer, Shelton Capital 1994 - 1997; Marketing Representative, Shelton Capital, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
President & CEO MicroBiz LLC, 2012, President CAM Commerce Solutions, Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001.

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital, 2011 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust’s Advisor and Administrator.

Shelton Funds Board Approval of the Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between Shelton Funds and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to each Fund. At a meeting held in-person on February 14, 2013, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund1, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners D/B/A Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2014.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, and the second quartile over the 1-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year periods, and the second quartile over the 1-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year, 5-year, and 10-year periods, and the fourth quartile over the 1-year period.

•
For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year periods and in the second quartile over the 1-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 5-year period, and in the fourth quartile over the 1-year, 3-year and 10-year periods.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the second quartile for the 1-month and over the 1-year period.

1	Formerly known as Equity Income Fund.

Shelton Funds Board Approval of Investment Advisory Agreements (Unaudited) (Continued)

•	For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

•
For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 10-year periods, the second quartile over the 5-year period, and the third quartile over the 1-year period.

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in the fourth quartile for the 1-month and 1-year periods.

•
For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the first quartile over the 1-year period, the second quartile over the 3-year perioid, and the third quartile over the 5-year, and 10-year periods.

•	For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by SCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Funds, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by SCM) as a result of the fund merger in 2010 that brought additional assets to the Equity Income Fund. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary fee limitations may be decreased or eliminated at the option of SCM, a factor that was also considered by the Board. The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 14, 2013 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

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ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: April 26, 2013

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 26, 2013